Schedule of Investments (unaudited)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$5	$3,614
4.65%, 10/01/28	25	25,017
4.75%, 03/30/30	5	5,018
5.38%, 06/15/33	5	4,979
Omnicom Group Inc., 2.60%, 08/01/31	5	4,385
		43,013
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.25%, 06/15/26	15	14,625
2.70%, 02/01/27	30	29,054
2.80%, 03/01/27	5	4,824
2.95%, 02/01/30	5	4,590
3.25%, 02/01/28	15	14,475
3.25%, 02/01/35	30	24,685
3.45%, 11/01/28	5	4,776
3.50%, 03/01/39	5	3,764
3.60%, 05/01/34	32	27,663
3.63%, 02/01/31	45	41,952
3.95%, 08/01/59	15	9,903
5.04%, 05/01/27	35	35,210
5.15%, 05/01/30	60	60,543
5.71%, 05/01/40	60	57,882
5.81%, 05/01/50	20	18,733
5.93%, 05/01/60	15	13,900
6.30%, 05/01/29	50	52,592
6.53%, 05/01/34	50	53,402
General Dynamics Corp.
3.63%, 04/01/30	30	28,997
4.25%, 04/01/40	20	17,493
4.25%, 04/01/50	15	12,244
General Electric Co., 6.75%, 03/15/32	10	11,162
HEICO Corp., 5.35%, 08/01/33	5	5,050
Hexcel Corp., 4.20%, 02/15/27	10	9,883
Howmet Aerospace Inc., 5.95%, 02/01/37	25	26,225
L3Harris Technologies Inc.
3.85%, 12/15/26	25	24,763
4.85%, 04/27/35	15	14,397
5.05%, 04/27/45	10	9,079
5.40%, 07/31/33	15	15,195
Lockheed Martin Corp.
2.80%, 06/15/50	10	6,081
3.80%, 03/01/45	15	11,611
3.90%, 06/15/32	5	4,750
4.09%, 09/15/52	25	19,239
4.50%, 02/15/29	15	15,080
4.70%, 05/15/46	15	13,101
4.75%, 02/15/34	25	24,543
5.10%, 11/15/27	5	5,118
5.20%, 02/15/55	10	9,181
5.90%, 11/15/63	5	5,064
Series B, 6.15%, 09/01/36	5	5,414
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,861
4.40%, 05/01/30	5	4,962
4.70%, 03/15/33	5	4,917
4.90%, 06/01/34	25	24,591
RTX Corp.
2.25%, 07/01/30	20	17,872
Security	Par (000)	Value
Aerospace & Defense (continued)
2.82%, 09/01/51	$20	$11,932
3.03%, 03/15/52	20	12,397
3.75%, 11/01/46	25	18,612
4.13%, 11/16/28	5	4,949
4.45%, 11/16/38	5	4,491
4.50%, 06/01/42	25	21,625
4.63%, 11/16/48	20	16,764
4.80%, 12/15/43	10	8,814
5.15%, 02/27/33	10	10,067
6.00%, 03/15/31	10	10,614
6.05%, 06/01/36	5	5,279
6.10%, 03/15/34	30	31,927
		980,917
Agriculture — 0.4%
Altria Group Inc.
3.40%, 05/06/30	5	4,692
3.40%, 02/04/41	10	7,229
3.70%, 02/04/51	10	6,738
3.88%, 09/16/46	20	14,334
4.45%, 05/06/50	10	7,619
4.80%, 02/14/29	35	35,132
5.38%, 01/31/44	20	18,415
5.80%, 02/14/39	15	14,822
Archer-Daniels-Midland Co.
2.50%, 08/11/26	5	4,895
3.25%, 03/27/30	15	14,188
3.75%, 09/15/47	5	3,694
4.50%, 08/15/33	15	14,455
4.50%, 03/15/49	20	16,553
5.38%, 09/15/35	9	9,185
BAT Capital Corp.
2.26%, 03/25/28	45	42,310
3.46%, 09/06/29	5	4,753
3.56%, 08/15/27	23	22,497
3.98%, 09/25/50	5	3,485
4.39%, 08/15/37	20	17,586
4.54%, 08/15/47	17	13,432
4.70%, 04/02/27	5	5,010
4.74%, 03/16/32	15	14,645
5.28%, 04/02/50	20	17,217
5.83%, 02/20/31	5	5,211
6.00%, 02/20/34	15	15,607
7.08%, 08/02/43	15	16,220
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	25	22,360
Philip Morris International Inc.
1.75%, 11/01/30	5	4,307
2.10%, 05/01/30	5	4,446
3.88%, 08/21/42	20	15,844
4.25%, 11/10/44	16	13,225
4.38%, 11/15/41	10	8,508
4.88%, 11/15/43	15	13,384
5.13%, 11/17/27	55	55,975
5.38%, 02/15/33	30	30,592
5.75%, 11/17/32	25	26,176
6.38%, 05/16/38	20	21,717
Reynolds American Inc., 5.70%, 08/15/35	5	5,004
		571,462
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	14	13,853

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	$6	$5,599
Series 2017-2, Class AA, 3.35%, 04/15/31	3	2,924
Series A, Class A, 2.88%, 01/11/36	9	7,519
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	7	6,472
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,190
Southwest Airlines Co.
2.63%, 02/10/30	10	8,998
3.00%, 11/15/26	5	4,871
5.13%, 06/15/27	20	20,124
United Airlines Pass-Through Trust
5.80%, 07/15/37	14	14,315
Series 2014-2, Class A, 3.75%, 03/03/28	19	18,565
Series 2016-1, Class AA, 3.10%, 01/07/30	12	11,433
Series 2016-2, Class AA, 2.88%, 04/07/30	9	8,731
Series 2020-1, 5.88%, 04/15/29	10	10,094
		136,688
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	5	4,876
2.85%, 03/27/30	20	18,678
3.25%, 03/27/40	15	11,601
3.38%, 11/01/46	25	17,559
3.38%, 03/27/50	15	10,284
3.63%, 05/01/43	25	19,255
3.88%, 11/01/45	15	11,603
Tapestry Inc., 3.05%, 03/15/32(a)	10	8,724
		102,580
Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,466
4.60%, 04/17/30	5	4,964
4.90%, 01/10/34(a)	25	24,293
5.85%, 10/04/30	10	10,466
Cummins Inc.
1.50%, 09/01/30	25	21,542
2.60%, 09/01/50(a)	5	2,885
5.15%, 02/20/34	25	25,173
Ford Motor Co., 4.75%, 01/15/43	35	26,269
Ford Motor Credit Co. LLC
4.00%, 11/13/30	200	178,190
4.13%, 08/17/27	200	192,952
General Motors Co.
4.20%, 10/01/27	5	4,916
5.20%, 04/01/45	10	8,309
5.40%, 10/15/29	10	10,068
5.60%, 10/15/32	15	14,927
5.95%, 04/01/49	30	27,028
6.25%, 10/02/43	10	9,496
6.75%, 04/01/46	5	4,974
6.80%, 10/01/27	10	10,369
General Motors Financial Co. Inc.
1.50%, 06/10/26	35	33,818
2.35%, 02/26/27	40	38,261
2.35%, 01/08/31	30	25,535
2.70%, 06/10/31	30	25,701
4.00%, 10/06/26	30	29,654
4.35%, 01/17/27	10	9,907
5.00%, 04/09/27	40	40,057
5.80%, 06/23/28	5	5,104
Security	Par (000)	Value
Auto Manufacturers (continued)
5.85%, 04/06/30	$10	$10,213
5.95%, 04/04/34	25	24,831
6.10%, 01/07/34	25	25,140
Honda Motor Co. Ltd., 2.53%, 03/10/27	40	38,666
PACCAR Financial Corp.
5.05%, 08/10/26(a)	5	5,041
Series R, 4.50%, 11/25/26	5	5,026
Toyota Motor Credit Corp.
3.05%, 03/22/27	5	4,889
3.05%, 01/11/28	5	4,843
4.45%, 06/29/29	20	20,000
4.55%, 05/17/30	5	4,989
4.63%, 01/12/28	30	30,226
4.70%, 01/12/33	5	4,943
4.80%, 01/05/34	5	4,929
5.45%, 11/10/27	5	5,127
		982,187
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	30	17,187
4.35%, 03/15/29	10	9,768
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	30	26,343
BorgWarner Inc., 2.65%, 07/01/27	35	33,621
Lear Corp.
3.50%, 05/30/30	5	4,633
3.55%, 01/15/52	10	6,173
4.25%, 05/15/29	10	9,742
5.25%, 05/15/49(a)	5	4,136
Magna International Inc.
2.45%, 06/15/30	10	8,935
5.50%, 03/21/33	5	5,021
		125,559
Banks — 6.9%
Banco Santander SA
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	25	24,758
4.25%, 04/11/27	25	24,788
4.38%, 04/12/28	205	203,224
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	200	204,595
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	15	12,982
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	45	41,776
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	45	38,561
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	25	20,902
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	35	31,596
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	35	30,366
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	25	22,562
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	5	3,490
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	25	22,084
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	15	9,077
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	30	26,396
2.97%, 07/21/52, (1-day SOFR + 1.560%)(b)	25	15,583
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	30	28,270
3.25%, 10/21/27	50	48,773
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	50	37,309
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	50	48,519
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	5	4,476

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	$52	$51,074
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	65	63,406
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	20	16,954
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	35	27,000
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	25	22,163
4.25%, 10/22/26	45	44,812
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	40	32,304
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(b)	40	33,201
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	45	43,645
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	50	50,304
5.00%, 01/21/44	40	36,831
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	65	64,718
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	60	60,973
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	75	75,034
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	55	55,628
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	40	41,449
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	50	51,921
5.88%, 02/07/42	35	35,889
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	10	10,356
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	20	17,700
Bank of America NA, 5.53%, 08/18/26	250	253,205
Bank of Montreal
2.65%, 03/08/27	5	4,855
3.09%, 01/10/37, (5-year CMT + 1.400%)(b)	10	8,523
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	5	4,832
5.20%, 02/01/28	10	10,194
5.30%, 06/05/26	5	5,040
5.72%, 09/25/28	10	10,372
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32	5	4,339
3.30%, 08/23/29	5	4,762
3.85%, 04/28/28	5	4,966
3.85%, 04/26/29	5	4,909
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	15	15,167
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	5	4,999
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	5	5,287
Bank of Nova Scotia (The)
1.35%, 06/24/26	5	4,844
1.95%, 02/02/27	5	4,813
2.15%, 08/01/31	10	8,601
4.59%, 05/04/37, (5-year CMT + 2.050%)(b)	10	9,316
4.85%, 02/01/30	10	10,092
Barclays PLC
3.56%, 09/23/35, (5-year CMT + 2.900%)(b)	25	22,769
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	200	211,629
7.44%, 11/02/33, (1-year CMT + 3.500%)(b)	200	223,636
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	5	4,838
3.60%, 04/07/32	10	9,190
5.99%, 10/03/28	10	10,450
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	15	12,904
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	15	13,101
Security	Par (000)	Value
Banks (continued)
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	$30	$26,857
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	15	13,570
2.90%, 11/03/42, (1-day SOFR + 1.379%)(b)	15	10,314
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	10	8,792
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	15	14,594
3.20%, 10/21/26	20	19,645
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	10	9,727
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	5	4,889
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	40	36,742
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	5	4,198
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	35	34,240
4.45%, 09/29/27	15	14,930
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	50	49,357
4.64%, 05/07/28, (1-day SOFR + 1.143%)(b)	75	74,878
4.65%, 07/23/48	29	24,193
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	5	4,999
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	35	34,379
5.30%, 05/06/44	5	4,574
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	5	4,762
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	5	5,008
5.83%, 02/13/35, (1-day SOFR + 2.056%)(b)	30	29,896
5.88%, 02/22/33	45	46,181
6.00%, 10/31/33	10	10,359
6.02%, 01/24/36, (1-day SOFR + 1.830%)(b)	35	35,111
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	40	40,935
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	50	53,086
6.63%, 06/15/32	35	37,688
8.13%, 07/15/39	30	36,892
Citizens Financial Group Inc.
2.50%, 02/06/30	5	4,473
2.64%, 09/30/32	5	4,091
5.64%, 05/21/37, (5-year CMT + 2.750%)(b)	10	9,706
6.65%, 04/25/35, (1-day SOFR + 2.325%)(b)	5	5,293
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	49,189
Deutsche Bank AG/New York NY, 3.55%, 09/18/31, (1-day SOFR + 3.043%)(b)	220	202,569
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	5	4,797
5.63%, 01/29/32, (1-day SOFR + 1.840%)(b)	10	10,269
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(b)	5	5,185
8.25%, 03/01/38	15	17,520
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,174
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,122
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	10	9,605
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	30	25,522
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	65	55,954
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	35	30,705
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	10	9,662
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	30	26,060
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	25	17,396
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	35	30,908
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	25	18,167
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	20	14,807
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	100	98,192
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	25	21,286

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	$30	$26,308
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	20	19,343
5.15%, 05/22/45	20	17,618
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	30	29,783
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	30	29,142
6.25%, 02/01/41	25	26,092
6.45%, 05/01/36	30	31,556
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	25	27,263
6.75%, 10/01/37	30	32,262
HSBC Bank USA NA, 7.00%, 01/15/39	70	78,524
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	150	144,538
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	200	198,546
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	200	199,814
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	105	105,867
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	200	210,274
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	5	4,991
5.02%, 05/17/33, (1-day SOFR + 2.050%)(b)	5	4,852
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	200	203,885
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	20	19,204
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	5	4,272
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	25	23,860
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	15	13,546
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	20	17,326
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	35	30,874
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	31	28,165
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	55	48,613
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	30	19,554
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	30	22,106
3.20%, 06/15/26	95	93,924
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	40	27,193
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	30	29,190
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	30	22,930
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	10	9,885
4.25%, 10/01/27	40	40,000
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	20	16,347
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	20	19,906
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	5	4,938
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	30	29,240
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	40	40,200
4.85%, 02/01/44	5	4,529
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	120	118,923
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	40	38,848
4.95%, 06/01/45	5	4,518
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	30	30,457
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	50	49,955
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	50	50,289
Security	Par (000)	Value
Banks (continued)
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	$50	$50,654
5.50%, 01/24/36, (1-day SOFR + 1.315%)(b)	30	30,382
5.50%, 10/15/40	15	14,874
5.60%, 07/15/41	15	15,051
5.63%, 08/16/43	20	19,737
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	35	35,899
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	20	21,375
8.00%, 04/29/27	45	47,917
KeyCorp
4.10%, 04/30/28	5	4,928
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(b)	15	15,748
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	12,252
0.00%, 06/29/37(c)	175	101,033
1.75%, 09/14/29	5	4,571
3.00%, 05/20/27	5	4,910
3.75%, 02/15/28	50	49,825
3.88%, 06/15/28	10	9,993
4.00%, 03/15/29	5	5,009
4.13%, 07/15/33	5	4,929
4.38%, 03/01/27	5	5,033
4.38%, 02/28/34	5	4,995
4.63%, 08/07/26	15	15,090
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	5	4,258
3.88%, 06/14/28	5	4,994
4.63%, 04/17/29	25	25,585
Series 37, 2.50%, 11/15/27	5	4,835
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	76,685
Mitsubishi UFJ Financial Group Inc., 3.75%, 07/18/39	200	168,441
Mizuho Financial Group Inc.
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	200	175,620
3.66%, 02/28/27	15	14,734
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	30	25,252
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	35	29,554
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	25	21,310
2.48%, 09/16/36, (1-day SOFR + 1.360%)(b)	40	33,405
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	45	38,736
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	50	45,638
2.80%, 01/25/52, (1-day SOFR + 1.430%)(b)	10	6,002
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	25	21,978
3.13%, 07/27/26	15	14,771
3.59%, 07/22/28(b)	40	39,086
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	40	37,923
3.63%, 01/20/27	30	29,642
3.97%, 07/22/38(b)	55	46,989
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	30	29,784
4.38%, 01/22/47	20	16,523
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	40	39,665
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	10	9,049
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	50	49,275
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	10	10,119
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	25	24,990
5.30%, 04/20/37, (1-day SOFR + 2.620%)(b)	30	29,382
5.32%, 07/19/35, (1-day SOFR + 1.555%)(b)	30	29,807
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	10	10,231
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	40	40,225

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	$10	$10,326
5.83%, 04/19/35, (1-day SOFR + 1.580%)(b)	35	36,089
5.94%, 02/07/39, (5-year CMT + 1.800%)(b)	20	20,159
5.95%, 01/19/38, (5-year CMT + 2.430%)(b)	10	10,080
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	15	15,551
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	30	32,081
6.38%, 07/24/42	20	21,376
7.25%, 04/01/32	50	56,968
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	200	193,748
4.89%, 05/18/29(b)	200	200,740
Northern Trust Corp.
1.95%, 05/01/30	5	4,435
3.38%, 05/08/32(b)	10	9,652
6.13%, 11/02/32	5	5,317
Oesterreichische Kontrollbank AG, 4.25%, 03/01/28	5	5,040
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(b)	5	4,321
2.55%, 01/22/30	20	18,277
3.15%, 05/19/27	5	4,889
3.45%, 04/23/29	67	64,653
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	5	4,744
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	20	19,765
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	10	10,114
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	15	14,967
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	5	5,176
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	30	32,941
Regions Financial Corp.
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	5	5,115
7.38%, 12/10/37	5	5,497
Royal Bank of Canada
1.15%, 07/14/26	5	4,827
3.88%, 05/04/32	25	23,600
4.24%, 08/03/27	5	4,989
4.90%, 01/12/28	5	5,070
5.00%, 02/01/33	5	5,011
5.00%, 05/02/33	5	5,005
6.00%, 11/01/27	10	10,365
Santander Holdings USA Inc.
4.40%, 07/13/27	5	4,958
5.35%, 09/06/30, (1-day SOFR + 1.940%)(b)	15	15,085
6.34%, 05/31/35, (1-day SOFR + 2.138%)(b)	10	10,248
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	5	5,176
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	5	5,188
7.66%, 11/09/31, (1-day SOFR + 3.280%)(b)	5	5,507
State Street Corp.
2.20%, 03/03/31	10	8,703
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	15	15,113
5.27%, 08/03/26	5	5,047
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	5	5,198
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	5	5,221
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	183,958
5.77%, 01/13/33	205	212,501
Toronto-Dominion Bank (The)
1.25%, 09/10/26	5	4,800
1.95%, 01/12/27	5	4,808
2.00%, 09/10/31	10	8,603
2.80%, 03/10/27	10	9,724
3.20%, 03/10/32	15	13,430
4.11%, 06/08/27	15	14,888
Security	Par (000)	Value
Banks (continued)
4.46%, 06/08/32	$25	$24,232
4.69%, 09/15/27	5	5,022
5.16%, 01/10/28	10	10,168
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	5	4,621
1.95%, 06/05/30	10	8,735
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	5	4,959
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	25	25,133
4.92%, 07/28/33, (1-day SOFR + 2.240%)(b)	5	4,798
5.15%, 08/05/32, (1-day SOFR + 1.571%)(b)	15	15,059
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	20	20,317
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	15	15,371
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	5	5,222
U.S. Bancorp
1.38%, 07/22/30	10	8,520
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	15	14,986
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	20	19,394
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	5	5,115
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	30	30,557
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	15	15,482
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	20	20,642
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	25	25,883
Series V, 2.38%, 07/22/26	5	4,900
UBS AG/Stamford CT, 7.50%, 02/15/28	250	268,722
UBS Group AG, 4.88%, 05/15/45	25	21,839
Wachovia Corp., 5.50%, 08/01/35	6	5,971
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	60	57,423
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	10	9,037
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	15	13,845
3.00%, 10/23/26	45	44,098
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	45	32,978
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	35	31,426
3.90%, 05/01/45	30	23,084
4.10%, 06/03/26	40	39,786
4.15%, 01/24/29	20	19,744
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(b)	10	9,835
4.65%, 11/04/44	25	20,768
4.75%, 12/07/46	20	16,545
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	5	5,013
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	30	29,492
4.90%, 11/17/45	30	25,614
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	65	57,088
5.38%, 11/02/43	15	13,827
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	30	30,131
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	35	35,454
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	30	30,775
5.61%, 01/15/44	12	11,297
5.95%, 12/01/86	30	29,849
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	40	42,875
Wells Fargo Bank NA, 5.85%, 02/01/37	20	20,321
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	25	21,801
2.96%, 11/16/40	15	10,840
3.13%, 11/18/41	10	7,049
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	5	4,791
4.42%, 07/24/39	20	17,681

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.05%, 04/16/29	$75	$76,885
		10,657,717
Beverages — 0.5%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	10	8,836
4.70%, 02/01/36	10	9,603
4.90%, 02/01/46	15	13,495
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	5	4,790
4.38%, 04/15/38	10	9,084
4.44%, 10/06/48	25	20,770
4.75%, 01/23/29	25	25,346
4.75%, 04/15/58	5	4,228
4.90%, 01/23/31	5	5,097
4.95%, 01/15/42	25	23,166
5.45%, 01/23/39	15	15,064
5.55%, 01/23/49	45	44,142
5.80%, 01/23/59	25	24,935
Brown-Forman Corp., 4.75%, 04/15/33	5	4,946
Coca-Cola Co. (The)
1.38%, 03/15/31	10	8,490
1.50%, 03/05/28	5	4,670
2.25%, 01/05/32	5	4,384
2.50%, 06/01/40	10	7,077
2.50%, 03/15/51	35	20,348
2.75%, 06/01/60(a)	5	2,881
2.88%, 05/05/41	5	3,636
3.38%, 03/25/27	10	9,893
3.45%, 03/25/30	5	4,831
4.20%, 03/25/50	10	8,085
Constellation Brands Inc.
3.15%, 08/01/29	5	4,708
3.70%, 12/06/26	10	9,886
3.75%, 05/01/50	20	14,190
4.75%, 05/09/32	25	24,486
Diageo Capital PLC, 2.00%, 04/29/30	150	133,568
Diageo Investment Corp., 7.45%, 04/15/35	5	5,821
Keurig Dr Pepper Inc.
2.55%, 09/15/26	10	9,756
3.35%, 03/15/51	15	9,797
3.80%, 05/01/50	5	3,576
3.95%, 04/15/29	30	29,319
4.05%, 04/15/32	15	14,259
Series 10, 5.20%, 03/15/31	5	5,098
Molson Coors Beverage Co.
3.00%, 07/15/26	15	14,749
4.20%, 07/15/46	35	27,404
PepsiCo Inc.
1.40%, 02/25/31	25	21,198
1.95%, 10/21/31	10	8,565
2.63%, 03/19/27	5	4,872
2.63%, 07/29/29	5	4,691
2.63%, 10/21/41	10	6,891
2.75%, 03/19/30	25	23,280
2.75%, 10/21/51	5	3,045
2.88%, 10/15/49	15	9,588
3.00%, 10/15/27	5	4,870
3.38%, 07/29/49	18	12,600
3.45%, 10/06/46	15	10,908
3.60%, 02/18/28	5	4,938
3.90%, 07/18/32	15	14,307
Security	Par (000)	Value
Beverages (continued)
4.45%, 05/15/28	$15	$15,164
4.88%, 11/01/40	10	9,456
7.00%, 03/01/29	5	5,472
		754,259
Biotechnology — 0.4%
Amgen Inc.
2.45%, 02/21/30	25	22,661
2.77%, 09/01/53	25	14,349
2.80%, 08/15/41	20	14,069
3.15%, 02/21/40	30	22,659
3.20%, 11/02/27	30	29,158
4.20%, 03/01/33	5	4,729
4.20%, 02/22/52	5	3,817
4.40%, 05/01/45	20	16,581
4.56%, 06/15/48	30	24,758
4.66%, 06/15/51	45	37,315
4.88%, 03/01/53	5	4,243
5.25%, 03/02/33	15	15,140
5.60%, 03/02/43	45	43,611
6.40%, 02/01/39	10	10,613
Biogen Inc.
2.25%, 05/01/30	35	31,045
3.15%, 05/01/50	40	24,359
Gilead Sciences Inc.
1.20%, 10/01/27	25	23,391
2.80%, 10/01/50	30	18,301
2.95%, 03/01/27	35	34,330
4.00%, 09/01/36	10	8,967
4.50%, 02/01/45	15	12,795
4.60%, 09/01/35	25	23,905
4.75%, 03/01/46	15	13,143
4.80%, 04/01/44	25	22,273
5.55%, 10/15/53	5	4,800
5.65%, 12/01/41	10	9,940
Illumina Inc.
2.55%, 03/23/31	15	12,920
5.75%, 12/13/27	5	5,101
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10	8,562
2.80%, 09/15/50	30	17,204
Royalty Pharma PLC
2.20%, 09/02/30	20	17,422
3.35%, 09/02/51	20	12,437
3.55%, 09/02/50	20	13,001
		577,599
Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31	20	17,974
2.72%, 02/15/30	20	18,408
3.38%, 04/05/40	15	11,642
3.58%, 04/05/50	30	21,478
5.90%, 03/15/34	24	25,203
Eagle Materials Inc., 2.50%, 07/01/31	5	4,348
Fortune Brands Innovations Inc., 3.25%, 09/15/29	25	23,478
Johnson Controls International PLC, 4.50%, 02/15/47	20	16,343
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	8,667
Lennox International Inc., 1.70%, 08/01/27	5	4,689
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	8,699

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
3.20%, 07/15/51	$10	$6,354
3.45%, 06/01/27	35	34,226
3.50%, 12/15/27	25	24,399
Masco Corp., 2.00%, 10/01/30	5	4,300
Owens Corning
3.40%, 08/15/26	10	9,852
4.30%, 07/15/47	20	15,751
Trane Technologies Financing Ltd., 3.80%, 03/21/29	15	14,734
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	5	3,972
Vulcan Materials Co.
3.50%, 06/01/30	10	9,484
3.90%, 04/01/27	10	9,910
4.50%, 06/15/47	20	16,472
4.70%, 03/01/48	5	4,196
		314,579
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.85%, 05/15/27	165	157,899
2.70%, 05/15/40	20	14,273
2.80%, 05/15/50	30	18,559
4.80%, 03/03/33	10	9,976
Albemarle Corp.
4.65%, 06/01/27	25	24,711
5.05%, 06/01/32(a)	20	18,559
CF Industries Inc., 5.15%, 03/15/34	10	9,704
Dow Chemical Co. (The)
2.10%, 11/15/30	5	4,330
4.25%, 10/01/34	5	4,484
4.38%, 11/15/42	35	27,563
5.55%, 11/30/48	15	13,355
6.30%, 03/15/33(a)	10	10,589
6.90%, 05/15/53	5	5,215
DuPont de Nemours Inc.
4.73%, 11/15/28	25	25,295
5.32%, 11/15/38	18	18,363
5.42%, 11/15/48	10	9,832
Eastman Chemical Co.
4.65%, 10/15/44	25	20,540
4.80%, 09/01/42	5	4,247
5.00%, 08/01/29	5	5,024
Ecolab Inc., 2.13%, 08/15/50	40	21,064
EIDP Inc.
2.30%, 07/15/30	20	18,004
4.80%, 05/15/33	5	4,903
FMC Corp.
3.45%, 10/01/29	5	4,603
5.65%, 05/18/33	20	19,272
Huntsman International LLC, 4.50%, 05/01/29	25	23,408
Linde Inc./CT, 2.00%, 08/10/50	25	12,694
LYB International Finance BV, 4.88%, 03/15/44	10	8,253
LYB International Finance III LLC
2.25%, 10/01/30	25	21,859
3.63%, 04/01/51	10	6,443
3.80%, 10/01/60	10	6,220
4.20%, 05/01/50	5	3,568
5.50%, 03/01/34	25	24,393
Mosaic Co. (The)
5.38%, 11/15/28	25	25,439
5.45%, 11/15/33(a)	25	25,046
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
3.95%, 05/13/50	$5	$3,615
4.00%, 12/15/26	5	4,955
4.20%, 04/01/29	30	29,521
4.90%, 03/27/28	5	5,051
5.40%, 06/21/34	15	14,940
PPG Industries Inc., 3.75%, 03/15/28	20	19,626
RPM International Inc.
2.95%, 01/15/32	15	13,058
3.75%, 03/15/27	10	9,843
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5	4,679
3.45%, 06/01/27	95	93,277
3.80%, 08/15/49	30	21,473
Westlake Corp., 5.00%, 08/15/46	25	20,971
		868,696
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.25%, 09/01/30	5	4,284
1.70%, 05/15/28	30	28,068
California Institute of Technology, 4.32%, 08/01/45	5	4,180
Case Western Reserve University, 5.41%, 06/01/2122	5	4,476
Cintas Corp. No. 2, 4.00%, 05/01/32	45	42,982
Emory University, Series 2020, 2.97%, 09/01/50	15	9,438
Equifax Inc., 2.35%, 09/15/31	10	8,584
George Washington University (The), 4.87%, 09/15/45	15	13,293
Global Payments Inc.
2.15%, 01/15/27	5	4,803
2.90%, 05/15/30	15	13,585
5.30%, 08/15/29	10	10,083
5.40%, 08/15/32(a)	10	10,033
GXO Logistics Inc.
1.65%, 07/15/26	20	19,254
2.65%, 07/15/31	5	4,237
Howard University, 5.21%, 10/01/52	5	4,258
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	3,856
Series A, 2.81%, 01/01/60(a)	5	2,805
Leland Stanford Junior University (The)
1.29%, 06/01/27	30	28,343
2.41%, 06/01/50	15	8,572
3.65%, 05/01/48	5	3,721
Massachusetts Institute of Technology
3.07%, 04/01/52	5	3,236
3.96%, 07/01/38	5	4,496
5.60%, 07/01/2111	15	14,513
Moody's Corp.
2.00%, 08/19/31	10	8,545
2.75%, 08/19/41	5	3,411
4.25%, 08/08/32	10	9,676
4.88%, 12/17/48	5	4,357
5.25%, 07/15/44	5	4,638
Northwestern University, 4.64%, 12/01/44	20	18,354
PayPal Holdings Inc.
2.30%, 06/01/30	25	22,506
2.65%, 10/01/26	10	9,791
2.85%, 10/01/29	20	18,700
3.25%, 06/01/50	15	9,808
3.90%, 06/01/27	10	9,931
5.05%, 06/01/52(a)	10	8,870
5.25%, 06/01/62	10	8,812

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
President and Fellows of Harvard College, 3.15%, 07/15/46	$30	$20,857
Quanta Services Inc.
2.35%, 01/15/32	10	8,430
2.90%, 10/01/30	25	22,710
RELX Capital Inc.
3.00%, 05/22/30	20	18,659
4.75%, 05/20/32	5	4,965
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5	2,884
S&P Global Inc.
2.70%, 03/01/29	5	4,708
2.90%, 03/01/32	20	17,917
3.70%, 03/01/52	20	14,756
3.90%, 03/01/62	20	14,532
4.25%, 05/01/29	10	9,931
Thomas Jefferson University, 3.85%, 11/01/57	4	2,680
TR Finance LLC
5.50%, 08/15/35	9	8,910
5.85%, 04/15/40	10	10,073
Trustees of Boston College, 3.13%, 07/01/52	20	12,971
Trustees of Princeton University (The)
5.70%, 03/01/39	15	15,728
Series 2020, 2.52%, 07/01/50	10	5,968
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,022
University of Chicago (The), Series C, 2.55%, 04/01/50	5	3,128
University of Miami, 4.06%, 04/01/52	10	7,615
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,740
Series 2017, 3.39%, 02/15/48	10	7,155
University of Southern California
2.81%, 10/01/50	5	3,075
Series A, 3.23%, 10/01/2120	15	8,210
Verisk Analytics Inc.
3.63%, 05/15/50	5	3,467
4.13%, 03/15/29	20	19,682
Washington University (The), 3.52%, 04/15/54	20	14,019
William Marsh Rice University
3.57%, 05/15/45	10	7,759
3.77%, 05/15/55	5	3,661
Yale University, Series 2020, 2.40%, 04/15/50	15	8,566
		679,277
Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30	10	8,925
Apple Inc.
1.65%, 05/11/30	5	4,419
2.40%, 08/20/50	35	20,219
2.55%, 08/20/60	30	16,835
2.65%, 05/11/50	40	24,399
2.95%, 09/11/49	30	19,596
3.00%, 11/13/27	54	52,722
3.25%, 08/08/29	10	9,652
3.35%, 08/08/32	30	27,993
3.45%, 02/09/45	15	11,435
3.75%, 11/13/47	25	19,254
3.85%, 05/04/43	45	36,855
3.85%, 08/04/46	29	22,995
4.30%, 05/10/33	5	4,961
4.38%, 05/13/45	30	26,029
4.50%, 02/23/36	35	34,342
Security	Par (000)	Value
Computers (continued)
4.65%, 02/23/46	$45	$40,340
CGI Inc., 2.30%, 09/14/31	5	4,279
Dell International LLC/EMC Corp.
3.45%, 12/15/51	4	2,638
4.90%, 10/01/26	10	10,028
5.30%, 10/01/29	5	5,101
5.40%, 04/15/34	25	25,035
6.02%, 06/15/26	21	21,194
6.10%, 07/15/27(a)	5	5,143
6.20%, 07/15/30	10	10,587
8.10%, 07/15/36	25	29,561
DXC Technology Co., 2.38%, 09/15/28	15	13,733
Fortinet Inc., 2.20%, 03/15/31	10	8,693
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	30	29,204
5.60%, 10/15/54	20	18,619
6.20%, 10/15/35	5	5,189
HP Inc.
1.45%, 06/17/26	15	14,507
2.65%, 06/17/31	10	8,667
5.50%, 01/15/33	15	14,953
6.00%, 09/15/41	25	24,398
International Business Machines Corp.
1.95%, 05/15/30	100	88,211
2.85%, 05/15/40	150	107,804
3.50%, 05/15/29	100	96,476
Kyndryl Holdings Inc.
2.70%, 10/15/28	15	14,063
3.15%, 10/15/31	5	4,434
Leidos Inc., 2.30%, 02/15/31	15	12,957
NetApp Inc., 2.70%, 06/22/30	5	4,503
Teledyne FLIR LLC, 2.50%, 08/01/30	10	8,939
Western Digital Corp.
2.85%, 02/01/29	10	9,137
3.10%, 02/01/32	10	8,648
		987,672
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	15	14,713
3.25%, 08/15/32	25	22,908
3.70%, 08/01/47	10	7,617
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	20	12,245
4.15%, 03/15/47	5	3,768
5.15%, 05/15/53(a)	20	17,938
Kenvue Inc.
4.90%, 03/22/33	30	30,071
5.05%, 03/22/28	30	30,752
5.05%, 03/22/53	30	27,390
5.10%, 03/22/43	20	18,910
Procter & Gamble Co. (The)
1.90%, 02/01/27	5	4,831
2.45%, 11/03/26	15	14,678
2.80%, 03/25/27	50	48,914
3.00%, 03/25/30	35	33,184
3.60%, 03/25/50	15	11,230
3.95%, 01/26/28	10	10,027
4.55%, 10/24/34	5	4,934
5.55%, 03/05/37	5	5,320
5.80%, 08/15/34	10	10,714

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
3.50%, 03/22/28	$140	$137,627
5.90%, 11/15/32	31	33,489
		501,260
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	26,043
WW Grainger Inc., 4.60%, 06/15/45	20	17,290
		43,333
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	50	48,446
3.30%, 01/30/32	150	133,173
3.85%, 10/29/41	15	11,642
3.88%, 01/23/28	15	14,664
Air Lease Corp.
1.88%, 08/15/26	30	29,013
2.10%, 09/01/28	5	4,633
2.88%, 01/15/32	25	21,877
3.13%, 12/01/30	5	4,566
3.63%, 12/01/27	8	7,827
Aircastle Ltd., 4.25%, 06/15/26	15	14,890
Ally Financial Inc.
6.18%, 07/26/35, (1-day SOFR + 2.290%)(b)	5	4,973
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	10	10,448
American Express Co.
1.65%, 11/04/26	15	14,435
3.30%, 05/03/27	10	9,818
4.05%, 12/03/42	15	12,438
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	15	14,943
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(b)	30	30,439
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	25	24,862
Ameriprise Financial Inc.
2.88%, 09/15/26	30	29,451
5.15%, 05/15/33	25	25,221
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	5	4,660
Blue Owl Finance LLC, 4.13%, 10/07/51	5	3,312
Brookfield Finance Inc.
2.72%, 04/15/31	35	31,122
3.90%, 01/25/28	5	4,912
4.35%, 04/15/30	5	4,881
4.70%, 09/20/47	20	16,474
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	20	13,059
Capital One Financial Corp.
3.65%, 05/11/27	10	9,834
3.75%, 07/28/26	33	32,602
3.75%, 03/09/27	10	9,872
3.80%, 01/31/28	15	14,704
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	10	10,029
5.47%, 02/01/29, (1-day SOFR + 2.080%)(b)	15	15,262
5.70%, 02/01/30, (1-day SOFR + 1.905%)(b)	10	10,255
5.82%, 02/01/34, (1-day SOFR + 2.600%)(b)	10	10,113
6.18%, 01/30/36, (1-day SOFR + 2.036%)(b)	20	19,832
6.38%, 06/08/34, (1-day SOFR + 2.860%)(b)	25	26,112
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	20	22,283
Cboe Global Markets Inc.
1.63%, 12/15/30	10	8,531
3.00%, 03/16/32	15	13,309
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp. (The)
1.65%, 03/11/31	$15	$12,678
1.95%, 12/01/31	5	4,196
2.30%, 05/13/31	10	8,764
2.45%, 03/03/27	10	9,684
2.90%, 03/03/32	5	4,412
3.25%, 05/22/29	5	4,799
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	5	5,178
CME Group Inc.
2.65%, 03/15/32	20	17,697
4.15%, 06/15/48(a)	15	12,297
Eaton Vance Corp., 3.50%, 04/06/27	15	14,765
Franklin Resources Inc., 1.60%, 10/30/30	20	17,045
Intercontinental Exchange Inc.
1.85%, 09/15/32	35	28,671
2.10%, 06/15/30	40	35,604
3.00%, 06/15/50	30	19,053
4.35%, 06/15/29	5	4,988
4.60%, 03/15/33	25	24,569
Invesco Finance PLC, 5.38%, 11/30/43	10	9,215
Jefferies Financial Group Inc.
2.63%, 10/15/31	10	8,535
2.75%, 10/15/32	20	16,552
4.15%, 01/23/30	10	9,650
6.25%, 01/15/36	35	35,631
Lazard Group LLC
3.63%, 03/01/27	5	4,893
4.38%, 03/11/29	5	4,896
Legg Mason Inc., 5.63%, 01/15/44	10	9,618
Mastercard Inc.
2.95%, 06/01/29	5	4,766
3.30%, 03/26/27	20	19,734
3.35%, 03/26/30	25	23,890
3.50%, 02/26/28	15	14,782
3.65%, 06/01/49	5	3,716
3.95%, 02/26/48	30	23,684
4.88%, 03/09/28	5	5,100
Nasdaq Inc.
1.65%, 01/15/31	25	21,287
2.50%, 12/21/40	15	10,106
3.25%, 04/28/50	15	9,777
3.85%, 06/30/26	20	19,880
5.55%, 02/15/34	44	45,067
Nomura Holdings Inc., 5.78%, 07/03/34	200	203,852
Radian Group Inc., 4.88%, 03/15/27	10	9,979
Raymond James Financial Inc.
3.75%, 04/01/51	5	3,550
4.65%, 04/01/30	20	20,155
4.95%, 07/15/46	20	17,587
Stifel Financial Corp., 4.00%, 05/15/30	10	9,498
Synchrony Financial
2.88%, 10/28/31	5	4,235
3.70%, 08/04/26	5	4,926
5.15%, 03/19/29	5	4,957
Visa Inc.
1.10%, 02/15/31	5	4,227
1.90%, 04/15/27	55	52,872
2.75%, 09/15/27	70	68,027
4.15%, 12/14/35	60	56,457
Voya Financial Inc.
3.65%, 06/15/26	5	4,952

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.70%, 01/23/48(b)	$10	$9,440
4.80%, 06/15/46	5	4,188
5.70%, 07/15/43	5	4,725
Western Union Co. (The), 2.75%, 03/15/31	10	8,678
		1,766,401
Electric — 2.7%
AEP Texas Inc.
3.45%, 05/15/51	10	6,524
3.95%, 06/01/28	25	24,477
5.25%, 05/15/52	10	8,711
Series G, 4.15%, 05/01/49	10	7,302
Series H, 3.45%, 01/15/50	20	13,189
Series I, 2.10%, 07/01/30	15	13,123
AEP Transmission Co. LLC
3.10%, 12/01/26	5	4,898
4.50%, 06/15/52	10	8,121
5.40%, 03/15/53	35	32,625
AES Corp. (The), 2.45%, 01/15/31	5	4,277
Alabama Power Co., 3.00%, 03/15/52	10	6,256
Ameren Corp., 1.75%, 03/15/28	5	4,634
Ameren Illinois Co.
2.90%, 06/15/51	10	6,073
3.25%, 03/15/50	10	6,570
3.85%, 09/01/32	10	9,308
American Electric Power Co. Inc.
2.30%, 03/01/30	15	13,422
3.25%, 03/01/50	15	9,465
5.63%, 03/01/33	5	5,123
6.95%, 12/15/54, (5-year CMT + 2.675%)(b)	15	15,350
Arizona Public Service Co.
2.20%, 12/15/31	5	4,207
2.65%, 09/15/50	15	8,531
3.35%, 05/15/50	25	16,368
3.75%, 05/15/46	10	7,239
5.55%, 08/01/33	5	5,038
Avangrid Inc., 3.80%, 06/01/29	15	14,478
Avista Corp., 4.35%, 06/01/48	5	3,937
Baltimore Gas & Electric Co.
2.40%, 08/15/26	10	9,769
3.75%, 08/15/47	15	10,967
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	20	11,822
3.70%, 07/15/30	20	19,246
3.80%, 07/15/48	10	7,303
4.45%, 01/15/49	10	8,022
4.50%, 02/01/45	20	16,713
Black Hills Corp.
2.50%, 06/15/30	10	8,895
5.95%, 03/15/28	30	31,004
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	4,951
5.05%, 03/01/35	5	4,922
5.30%, 04/01/53	10	9,142
Series AF, 3.35%, 04/01/51	35	23,682
Series ai., 4.45%, 10/01/32	20	19,341
Series Z, 2.40%, 09/01/26	5	4,870
CenterPoint Energy Inc., 2.95%, 03/01/30	16	14,783
CMS Energy Corp.
3.45%, 08/15/27	20	19,549
3.75%, 12/01/50, (5-year CMT + 2.900%)(b)	10	8,754
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	5	4,722
Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co.
3.65%, 06/15/46	$5	$3,665
3.70%, 08/15/28	5	4,916
4.00%, 03/01/48	5	3,811
4.00%, 03/01/49	20	15,049
4.70%, 01/15/44	20	17,409
5.30%, 02/01/53	10	9,132
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	10	7,637
4.90%, 07/01/33	5	4,928
Series A, 4.15%, 06/01/45	10	7,998
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	10	6,570
3.95%, 03/01/43	5	3,943
4.45%, 03/15/44	15	12,629
4.50%, 12/01/45	5	4,165
4.50%, 05/15/58	15	11,682
4.63%, 12/01/54	10	8,142
6.15%, 11/15/52	10	10,255
Series 20B, 3.95%, 04/01/50	20	15,125
Series B, 3.13%, 11/15/27	5	4,864
Series C, 3.00%, 12/01/60	40	22,563
Constellation Energy Generation LLC
5.60%, 06/15/42	12	11,502
5.80%, 03/01/33	15	15,590
6.13%, 01/15/34	15	15,845
6.25%, 10/01/39	10	10,389
6.50%, 10/01/53	25	26,219
Consumers Energy Co.
3.10%, 08/15/50	15	9,808
3.50%, 08/01/51	5	3,585
3.60%, 08/15/32	10	9,135
3.95%, 05/15/43	10	7,959
4.05%, 05/15/48	5	3,905
Dayton Power & Light Co. (The), 3.95%, 06/15/49	13	9,343
Dominion Energy Inc.
4.70%, 12/01/44	5	4,172
6.63%, 05/15/55, (5-year CMT + 2.207%)(b)	20	20,015
Series A, 4.60%, 03/15/49	5	3,961
Series C, 3.38%, 04/01/30	25	23,470
Series C, 4.90%, 08/01/41	10	8,730
Dominion Energy South Carolina Inc.
6.25%, 10/15/53	5	5,240
Series A, 2.30%, 12/01/31	5	4,314
DTE Electric Co.
2.25%, 03/01/30	5	4,522
Series A, 4.00%, 04/01/43	10	7,992
DTE Energy Co.
2.85%, 10/01/26	10	9,777
4.88%, 06/01/28	5	5,043
5.85%, 06/01/34	20	20,584
Series C, 3.40%, 06/15/29	15	14,267
Duke Energy Carolinas LLC
3.55%, 03/15/52	15	10,417
3.95%, 03/15/48	5	3,779
4.95%, 01/15/33	10	10,007
5.35%, 01/15/53	25	23,140
Duke Energy Corp.
2.55%, 06/15/31	5	4,388
2.65%, 09/01/26	25	24,464
3.30%, 06/15/41	25	18,195

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.50%, 06/15/51	$10	$6,607
3.75%, 09/01/46	40	28,744
4.20%, 06/15/49	20	15,103
4.30%, 03/15/28	5	4,988
4.50%, 08/15/32	5	4,810
4.80%, 12/15/45	10	8,410
6.45%, 09/01/54, (5-year CMT + 2.588%)(b)	30	30,383
Duke Energy Florida LLC
3.20%, 01/15/27	50	49,126
3.80%, 07/15/28	34	33,467
Duke Energy Indiana LLC
2.75%, 04/01/50	15	8,887
6.35%, 08/15/38	5	5,346
Series YYY, 3.25%, 10/01/49	30	19,615
Duke Energy Ohio Inc., 5.65%, 04/01/53	15	14,260
Duke Energy Progress LLC
3.45%, 03/15/29	20	19,346
3.70%, 10/15/46	10	7,307
4.15%, 12/01/44	8	6,356
4.20%, 08/15/45	25	20,219
Edison International
4.13%, 03/15/28	5	4,809
5.25%, 11/15/28	10	9,850
El Paso Electric Co., 6.00%, 05/15/35	5	5,088
Emera U.S. Finance LP, 4.75%, 06/15/46	20	16,151
Enel Americas SA, 4.00%, 10/25/26	5	4,959
Enel Chile SA, 4.88%, 06/12/28	10	9,947
Entergy Arkansas LLC, 3.35%, 06/15/52	15	9,725
Entergy Corp.
1.90%, 06/15/28	5	4,636
2.40%, 06/15/31	5	4,353
2.80%, 06/15/30	15	13,639
2.95%, 09/01/26	40	39,216
3.75%, 06/15/50	15	10,377
Entergy Louisiana LLC
2.40%, 10/01/26	5	4,877
3.10%, 06/15/41	5	3,568
3.25%, 04/01/28	10	9,716
4.20%, 09/01/48	15	11,637
4.20%, 04/01/50	10	7,681
4.95%, 01/15/45	5	4,325
5.15%, 09/15/34	25	24,739
5.80%, 03/15/55	15	14,513
Evergy Kansas Central Inc.
3.10%, 04/01/27	45	43,997
3.25%, 09/01/49	15	9,684
4.25%, 12/01/45	15	11,986
5.90%, 11/15/33	5	5,221
Evergy Metro Inc.
4.20%, 06/15/47	15	11,746
Series 2020, 2.25%, 06/01/30	19	16,928
Eversource Energy
2.55%, 03/15/31	10	8,776
3.38%, 03/01/32	10	8,951
3.45%, 01/15/50	10	6,753
5.13%, 05/15/33	15	14,723
Series R, 1.65%, 08/15/30	5	4,279
Series U, 1.40%, 08/15/26	5	4,804
Exelon Corp.
2.75%, 03/15/27	25	24,267
4.05%, 04/15/30	40	38,989
Security	Par (000)	Value
Electric (continued)
4.10%, 03/15/52	$10	$7,419
4.45%, 04/15/46	20	16,081
4.70%, 04/15/50	15	12,206
4.95%, 06/15/35	5	4,776
5.10%, 06/15/45	10	8,817
5.15%, 03/15/28	25	25,437
5.60%, 03/15/53	5	4,652
5.63%, 06/15/35	5	5,044
6.50%, 03/15/55, (5-year CMT + 1.975%)(b)	15	14,945
Florida Power & Light Co.
2.45%, 02/03/32	10	8,715
2.88%, 12/04/51	5	3,070
3.15%, 10/01/49	5	3,278
3.70%, 12/01/47	30	22,164
3.95%, 03/01/48	10	7,731
4.40%, 05/15/28	15	15,065
5.30%, 04/01/53	20	18,613
5.69%, 03/01/40	10	10,180
5.95%, 02/01/38	5	5,274
Georgia Power Co.
5.13%, 05/15/52	5	4,541
Series 10-C, 4.75%, 09/01/40	5	4,556
Series A, 3.25%, 03/15/51	15	9,923
Series B, 3.70%, 01/30/50	5	3,606
Iberdrola International BV, 6.75%, 07/15/36	15	16,710
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,542
Interstate Power & Light Co.
2.30%, 06/01/30	5	4,474
3.10%, 11/30/51	10	6,163
4.10%, 09/26/28	5	4,931
6.25%, 07/15/39	10	10,433
IPALCO Enterprises Inc., 4.25%, 05/01/30	5	4,747
ITC Holdings Corp., 3.35%, 11/15/27	15	14,582
Kentucky Utilities Co., 5.13%, 11/01/40	5	4,668
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,112
5.85%, 09/15/54	25	24,892
6.75%, 12/30/31	5	5,577
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	3,178
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32	10	8,730
3.05%, 04/25/27	20	19,532
3.70%, 03/15/29	20	19,442
4.15%, 12/15/32	30	28,290
4.30%, 03/15/49(a)	15	12,176
5.05%, 09/15/28	5	5,087
5.80%, 01/15/33	15	15,650
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,869
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	40	38,388
1.90%, 06/15/28	35	32,424
2.25%, 06/01/30	20	17,797
2.75%, 11/01/29	10	9,255
3.50%, 04/01/29	30	28,889
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	5	4,743
4.63%, 07/15/27	40	40,117
4.80%, 12/01/77(b)	5	4,728
4.90%, 02/28/28	30	30,310
5.00%, 02/28/30	10	10,175
5.00%, 07/15/32	15	14,963
5.05%, 02/28/33	25	24,859

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.25%, 03/15/34	$25	$24,859
5.25%, 02/28/53	10	8,925
6.50%, 08/15/55, (5-year CMT + 1.979%)(b)	20	20,176
6.75%, 06/15/54, (5-year CMT + 2.457%)(b)	15	15,426
Northern States Power Co./MN
2.90%, 03/01/50	35	21,951
3.60%, 09/15/47	10	7,269
5.10%, 05/15/53	10	8,980
NorthWestern Corp., 4.18%, 11/15/44	20	15,755
NSTAR Electric Co.
1.95%, 08/15/31	25	21,270
4.40%, 03/01/44	5	4,125
Oglethorpe Power Corp.
4.50%, 04/01/47	15	11,923
5.25%, 09/01/50	7	6,022
5.38%, 11/01/40	10	9,495
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	5	4,694
3.80%, 08/15/28	5	4,916
4.15%, 04/01/47	10	7,712
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	15	8,530
3.75%, 04/01/45	5	3,759
3.80%, 09/30/47	10	7,367
4.55%, 09/15/32	5	4,874
4.55%, 12/01/41	19	16,307
4.60%, 06/01/52	10	8,108
5.75%, 03/15/29	30	31,242
Pacific Gas and Electric Co.
2.50%, 02/01/31	40	34,403
3.30%, 12/01/27	20	19,226
3.50%, 08/01/50	35	22,155
3.75%, 07/01/28	5	4,820
4.30%, 03/15/45	10	7,422
4.45%, 04/15/42	10	7,793
4.50%, 07/01/40	30	24,622
4.55%, 07/01/30	14	13,567
4.95%, 07/01/50	20	15,895
5.80%, 05/15/34	35	34,581
6.40%, 06/15/33	10	10,299
6.70%, 04/01/53	15	14,868
PacifiCorp
2.90%, 06/15/52	25	14,361
3.30%, 03/15/51	10	6,316
3.50%, 06/15/29	15	14,363
4.15%, 02/15/50	15	11,072
5.35%, 12/01/53	10	8,789
5.45%, 02/15/34	15	14,986
5.50%, 05/15/54	60	53,937
PPL Capital Funding Inc.
4.13%, 04/15/30	5	4,870
5.25%, 09/01/34	30	29,680
PPL Electric Utilities Corp., 5.00%, 05/15/33	5	4,996
Progress Energy Inc., 7.75%, 03/01/31	5	5,705
Public Service Co. of Colorado
5.35%, 05/15/34	30	29,884
Series 17, 6.25%, 09/01/37	20	21,085
Public Service Electric & Gas Co.
3.10%, 03/15/32	10	9,010
3.60%, 12/01/47	10	7,224
3.70%, 05/01/28	5	4,923
Security	Par (000)	Value
Electric (continued)
4.05%, 05/01/48	$25	$19,408
5.20%, 08/01/33	10	10,105
5.45%, 08/01/53	20	18,987
5.50%, 03/01/40	5	4,980
Public Service Enterprise Group Inc., 6.13%, 10/15/33	15	15,736
Puget Energy Inc.
2.38%, 06/15/28	20	18,756
4.10%, 06/15/30	20	19,040
Puget Sound Energy Inc.
3.25%, 09/15/49	6	3,871
5.45%, 06/01/53	25	23,070
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51	25	15,236
Sempra
3.25%, 06/15/27	20	19,465
3.80%, 02/01/38	90	72,797
4.00%, 02/01/48	25	18,027
Southern California Edison Co.
2.25%, 06/01/30	5	4,364
3.65%, 02/01/50	15	9,725
4.00%, 04/01/47	20	14,030
4.05%, 03/15/42	10	7,379
4.65%, 10/01/43	10	7,927
5.20%, 06/01/34	25	23,957
5.45%, 06/01/31	25	25,185
5.45%, 03/01/35	30	29,056
5.70%, 03/01/53	5	4,367
5.88%, 12/01/53	15	13,373
6.65%, 04/01/29	25	25,972
Series 04-G, 5.75%, 04/01/35	5	5,054
Series B, 4.88%, 03/01/49	5	3,919
Series E, 5.45%, 06/01/52	5	4,201
Series H, 3.65%, 06/01/51	5	3,197
Southern Co. (The)
4.25%, 07/01/36	15	13,518
4.40%, 07/01/46	16	12,921
4.85%, 06/15/28	5	5,063
4.85%, 03/15/35	5	4,813
5.11%, 08/01/27	20	20,228
5.70%, 03/15/34	30	30,871
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(b)	20	20,355
Series A, 3.70%, 04/30/30	15	14,365
Southwestern Electric Power Co.
3.25%, 11/01/51	5	3,097
Series L, 3.85%, 02/01/48	20	14,058
Series M, 4.10%, 09/15/28	15	14,748
Southwestern Public Service Co., 4.50%, 08/15/41	10	8,432
Tampa Electric Co.
2.40%, 03/15/31	20	17,640
4.10%, 06/15/42	5	4,067
4.30%, 06/15/48	5	3,933
5.00%, 07/15/52	5	4,325
Tucson Electric Power Co.
3.25%, 05/15/32	5	4,463
4.00%, 06/15/50	10	7,315
Union Electric Co.
2.63%, 03/15/51	20	11,535
2.95%, 06/15/27	5	4,871
3.90%, 04/01/52	15	11,060
5.45%, 03/15/53	15	14,004

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co.
2.45%, 12/15/50	$9	$4,889
2.95%, 11/15/51	15	9,075
4.00%, 01/15/43	30	23,500
4.60%, 12/01/48	25	20,532
5.45%, 04/01/53	5	4,612
8.88%, 11/15/38	5	6,474
Series B, 2.95%, 11/15/26	25	24,451
Series B, 3.75%, 05/15/27	5	4,945
Series B, 3.80%, 09/15/47	5	3,638
Series C, 4.00%, 11/15/46	20	15,083
Series C, 4.63%, 05/15/52	5	4,068
WEC Energy Group Inc., 1.38%, 10/15/27	45	41,858
Wisconsin Power and Light Co., 3.00%, 07/01/29	30	28,214
Wisconsin Public Service Corp.
2.85%, 12/01/51	10	5,963
3.30%, 09/01/49	20	13,219
3.67%, 12/01/42	5	3,793
Xcel Energy Inc.
2.60%, 12/01/29	15	13,712
3.40%, 06/01/30	30	28,177
3.50%, 12/01/49	10	6,637
4.00%, 06/15/28	20	19,689
5.50%, 03/15/34	25	24,904
		4,151,189
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	10	9,545
1.95%, 10/15/30	20	17,614
2.00%, 12/21/28	45	41,658
2.80%, 12/21/51	10	6,077
5.25%, 11/15/39	10	9,955
		84,849
Electronics — 0.3%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	5	5,073
Amphenol Corp., 2.20%, 09/15/31	20	17,312
Arrow Electronics Inc.
2.95%, 02/15/32	5	4,274
3.88%, 01/12/28	5	4,893
Flex Ltd.
4.88%, 06/15/29	10	9,961
4.88%, 05/12/30	10	9,925
Fortive Corp., 3.15%, 06/15/26	40	39,397
Honeywell International Inc.
1.10%, 03/01/27	10	9,462
1.75%, 09/01/31	5	4,204
2.50%, 11/01/26	40	38,968
2.70%, 08/15/29	5	4,671
2.80%, 06/01/50	5	3,061
3.81%, 11/21/47	25	18,758
4.95%, 02/15/28	75	76,257
5.70%, 03/15/36	35	36,104
Hubbell Inc.
2.30%, 03/15/31	10	8,720
3.15%, 08/15/27	5	4,852
Jabil Inc.
3.00%, 01/15/31	10	8,969
4.25%, 05/15/27	15	14,876
Security	Par (000)	Value
Electronics (continued)
Keysight Technologies Inc.
3.00%, 10/30/29	$10	$9,300
4.60%, 04/06/27	15	15,020
TD SYNNEX Corp.
1.75%, 08/09/26	10	9,626
2.38%, 08/09/28	10	9,281
2.65%, 08/09/31	10	8,483
Trimble Inc., 4.90%, 06/15/28	10	10,088
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,406
Vontier Corp.
2.40%, 04/01/28	10	9,383
2.95%, 04/01/31	5	4,410
		406,734
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33	30	30,780
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	45	43,633
4.28%, 03/15/32	45	38,234
5.05%, 03/15/42	25	18,000
5.14%, 03/15/52	55	35,638
5.39%, 03/15/62	35	22,488
		157,993
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	3,790
Republic Services Inc.
1.45%, 02/15/31	30	25,248
2.30%, 03/01/30	5	4,528
3.05%, 03/01/50	15	9,823
4.88%, 04/01/29	25	25,421
5.00%, 12/15/33	10	10,038
5.00%, 04/01/34	5	4,998
Waste Connections Inc.
2.95%, 01/15/52	20	12,373
3.20%, 06/01/32	25	22,489
4.20%, 01/15/33	5	4,770
4.25%, 12/01/28	35	34,929
Waste Management Inc.
1.50%, 03/15/31	10	8,447
2.00%, 06/01/29	5	4,579
2.50%, 11/15/50	15	8,603
2.95%, 06/01/41	15	10,809
4.15%, 07/15/49	10	7,904
4.63%, 02/15/30	5	5,033
4.65%, 03/15/30	10	10,058
4.88%, 02/15/34	20	19,937
		233,777
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,242
Conagra Brands Inc.
1.38%, 11/01/27	25	23,140
4.85%, 11/01/28	35	35,131
5.40%, 11/01/48	25	22,016
Flowers Foods Inc.
2.40%, 03/15/31	10	8,602
3.50%, 10/01/26	5	4,911
General Mills Inc.
2.25%, 10/14/31	5	4,285
3.00%, 02/01/51	25	15,493

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.20%, 02/10/27	$25	$24,531
4.95%, 03/29/33	20	19,767
Hershey Co. (The)
2.30%, 08/15/26	10	9,777
3.13%, 11/15/49	15	9,914
Hormel Foods Corp.
1.80%, 06/11/30	5	4,403
3.05%, 06/03/51	5	3,173
Ingredion Inc., 2.90%, 06/01/30	10	9,198
J.M. Smucker Co. (The)
2.13%, 03/15/32	10	8,338
2.38%, 03/15/30	5	4,504
4.25%, 03/15/35	10	9,103
6.20%, 11/15/33	15	15,908
6.50%, 11/15/53(a)	10	10,510
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	15	12,906
3.75%, 12/01/31	5	4,588
5.50%, 01/15/30	6	6,071
6.50%, 12/01/52	20	20,238
6.75%, 03/15/34	8	8,595
Kellanova
2.10%, 06/01/30	10	8,889
3.40%, 11/15/27	40	39,178
4.30%, 05/15/28	20	20,023
Series B, 7.45%, 04/01/31	15	16,982
Kraft Heinz Foods Co.
3.00%, 06/01/26	5	4,923
3.75%, 04/01/30	5	4,784
3.88%, 05/15/27	5	4,941
4.25%, 03/01/31(a)	10	9,719
4.38%, 06/01/46	20	15,797
4.63%, 01/30/29	25	25,065
4.88%, 10/01/49	15	12,520
5.20%, 07/15/45	30	26,650
5.50%, 06/01/50	5	4,551
6.75%, 03/15/32	10	10,882
Kroger Co. (The)
1.70%, 01/15/31	10	8,487
2.65%, 10/15/26	25	24,402
3.88%, 10/15/46	10	7,370
3.95%, 01/15/50	15	11,021
4.45%, 02/01/47	15	12,100
4.50%, 01/15/29	20	20,057
5.00%, 09/15/34	25	24,357
5.15%, 08/01/43	15	13,547
7.50%, 04/01/31	5	5,661
McCormick & Co. Inc./MD
4.20%, 08/15/47	20	15,528
4.70%, 10/15/34	5	4,744
4.95%, 04/15/33	5	4,935
Mondelez International Inc.
1.88%, 10/15/32(a)	20	16,417
2.63%, 03/17/27	25	24,262
2.63%, 09/04/50	50	28,836
2.75%, 04/13/30	5	4,587
3.00%, 03/17/32	10	8,892
Pilgrim's Pride Corp.
3.50%, 03/01/32	10	8,858
4.25%, 04/15/31	15	14,225
Security	Par (000)	Value
Food (continued)
6.25%, 07/01/33	$15	$15,580
6.88%, 05/15/34	5	5,392
Sysco Corp.
3.30%, 07/15/26	25	24,670
3.30%, 02/15/50	15	9,684
4.85%, 10/01/45	15	12,940
6.60%, 04/01/40	10	10,662
6.60%, 04/01/50	5	5,284
The Campbell's Co.
2.38%, 04/24/30	10	8,932
3.13%, 04/24/50	5	3,141
4.75%, 03/23/35	5	4,717
Tyson Foods Inc.
3.55%, 06/02/27	35	34,368
4.35%, 03/01/29	5	4,945
4.88%, 08/15/34	15	14,337
5.10%, 09/28/48	35	30,585
		959,771
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	10	7,745
4.40%, 08/15/47	10	7,797
5.00%, 09/15/35	5	4,812
Suzano Austria GmbH
2.50%, 09/15/28	40	36,751
3.13%, 01/15/32	5	4,283
3.75%, 01/15/31	15	13,586
Suzano International Finance BV, 5.50%, 01/17/27	10	10,079
		85,053
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31	10	8,449
2.85%, 02/15/52	5	2,990
3.00%, 06/15/27	140	136,591
4.13%, 03/15/49	14	10,869
5.90%, 11/15/33	5	5,284
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	5	4,297
5.25%, 03/01/28	5	5,098
NiSource Inc.
1.70%, 02/15/31	30	25,371
2.95%, 09/01/29	5	4,682
3.49%, 05/15/27	20	19,596
5.00%, 06/15/52	15	12,850
5.65%, 02/01/45	5	4,753
ONE Gas Inc.
2.00%, 05/15/30	10	8,828
4.66%, 02/01/44	5	4,288
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	15	9,641
4.65%, 08/01/43	20	16,940
5.05%, 05/15/52	5	4,258
Southern California Gas Co., Series XX, 2.55%, 02/01/30	50	45,529
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	5	3,945
5.88%, 03/15/41	15	14,910
Series 2020-A, 1.75%, 01/15/31	30	25,493
Series 21A, 3.15%, 09/30/51	25	15,403

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southwest Gas Corp.
2.20%, 06/15/30	$15	$13,282
4.05%, 03/15/32	10	9,322
4.15%, 06/01/49	10	7,420
5.45%, 03/23/28	40	40,770
5.80%, 12/01/27	10	10,242
Spire Missouri Inc., 3.30%, 06/01/51	10	6,532
Washington Gas Light Co.
3.65%, 09/15/49	5	3,492
Series K, 3.80%, 09/15/46	5	3,684
		484,809
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28	10	10,264
6.30%, 02/15/30	10	10,363
6.40%, 04/15/33	20	20,726
Snap-on Inc., 3.10%, 05/01/50	10	6,444
Stanley Black & Decker Inc.
2.30%, 03/15/30	11	9,696
2.75%, 11/15/50	20	11,007
4.25%, 11/15/28	5	4,935
6.00%, 03/06/28	55	56,986
		130,421
Health Care - Products — 0.4%
Abbott Laboratories
3.75%, 11/30/26	65	64,721
4.75%, 11/30/36	10	9,785
4.75%, 04/15/43	5	4,633
4.90%, 11/30/46	5	4,625
5.30%, 05/27/40	30	29,978
6.00%, 04/01/39	5	5,409
Agilent Technologies Inc.
2.10%, 06/04/30	15	13,287
2.30%, 03/12/31	20	17,478
3.05%, 09/22/26	5	4,911
Baxter International Inc.
1.73%, 04/01/31	25	21,039
1.92%, 02/01/27	25	23,908
2.54%, 02/01/32	5	4,288
2.60%, 08/15/26	10	9,768
3.13%, 12/01/51	25	15,358
3.95%, 04/01/30	5	4,838
Boston Scientific Corp.
2.65%, 06/01/30	35	32,126
4.00%, 03/01/28	5	4,980
4.70%, 03/01/49	12	10,476
Danaher Corp., 2.80%, 12/10/51	25	15,097
DH Europe Finance II SARL
2.60%, 11/15/29	20	18,511
3.25%, 11/15/39	5	3,911
3.40%, 11/15/49	20	13,826
Koninklijke Philips NV
5.00%, 03/15/42	5	4,361
6.88%, 03/11/38	10	10,713
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	4,878
Medtronic Inc., 4.38%, 03/15/35	20	19,028
Revvity Inc.
1.90%, 09/15/28	10	9,166
2.55%, 03/15/31	15	12,982
3.30%, 09/15/29	10	9,402
Security	Par (000)	Value
Health Care - Products (continued)
Solventum Corp.
5.40%, 03/01/29	$25	$25,511
5.60%, 03/23/34	25	25,210
5.90%, 04/30/54	15	14,396
Stryker Corp.
2.90%, 06/15/50	20	12,694
4.10%, 04/01/43	10	8,088
4.38%, 05/15/44	10	8,321
4.63%, 03/15/46	15	12,875
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	5	4,300
2.60%, 10/01/29	22	20,443
2.80%, 10/15/41	10	6,969
4.10%, 08/15/47	15	11,899
4.80%, 11/21/27	5	5,073
4.95%, 08/10/26	25	25,153
4.98%, 08/10/30	25	25,545
5.00%, 12/05/26	5	5,046
5.40%, 08/10/43	5	4,828
		619,834
Health Care - Services — 1.2%
Adventist Health System/West, 3.63%, 03/01/49	5	3,275
Advocate Health & Hospitals Corp., 4.27%, 08/15/48	10	7,873
Aetna Inc.
4.50%, 05/15/42	10	8,073
4.75%, 03/15/44	10	8,191
6.63%, 06/15/36	15	15,828
6.75%, 12/15/37	10	10,597
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	5	3,001
Allina Health System, Series 2019, 3.89%, 04/15/49	5	3,689
Ascension Health
4.85%, 11/15/53	5	4,376
Series B, 3.11%, 11/15/39	25	19,095
Banner Health, 2.91%, 01/01/51	15	9,217
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	5	3,278
Baylor Scott & White Holdings
3.97%, 11/15/46	10	7,783
4.19%, 11/15/45	5	4,039
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	5	3,211
Centene Corp.
2.45%, 07/15/28	20	18,425
2.50%, 03/01/31	25	21,233
2.63%, 08/01/31	10	8,470
3.00%, 10/15/30	30	26,392
4.25%, 12/15/27	10	9,770
4.63%, 12/15/29	35	33,705
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,154
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	5,932
Cigna Group (The)
3.40%, 03/01/27	5	4,910
3.40%, 03/15/50	15	9,801
4.38%, 10/15/28	60	59,655
4.80%, 08/15/38	35	32,003
4.80%, 07/15/46	25	21,179
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	5	3,495
Dignity Health, 5.27%, 11/01/64	5	4,267

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	$5	$3,817
Elevance Health Inc.
2.25%, 05/15/30	5	4,455
2.88%, 09/15/29	45	41,943
3.65%, 12/01/27	40	39,276
4.10%, 03/01/28	35	34,691
4.10%, 05/15/32	5	4,712
4.38%, 12/01/47	15	11,918
4.55%, 03/01/48	5	4,033
4.75%, 02/15/33	20	19,461
5.13%, 02/15/53	5	4,346
5.38%, 06/15/34	25	25,047
5.70%, 02/15/55	15	14,113
5.85%, 11/01/64	10	9,412
6.10%, 10/15/52	15	14,891
6.38%, 06/15/37	25	26,325
Hackensack Meridian Health Inc.
4.21%, 07/01/48	10	7,899
4.50%, 07/01/57	10	7,941
HCA Inc.
3.50%, 07/15/51	20	12,825
3.63%, 03/15/32	20	18,149
4.38%, 03/15/42	21	16,945
4.50%, 02/15/27	10	9,970
4.63%, 03/15/52	5	3,918
5.13%, 06/15/39	20	18,351
5.20%, 06/01/28	10	10,143
5.25%, 06/15/26	5	5,005
5.25%, 06/15/49	25	21,605
5.38%, 09/01/26	40	40,180
5.50%, 06/15/47	5	4,530
5.88%, 02/01/29	10	10,321
6.00%, 04/01/54	25	23,721
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	5	3,670
Humana Inc.
1.35%, 02/03/27	25	23,806
3.13%, 08/15/29	25	23,280
5.38%, 04/15/31	20	20,128
5.75%, 03/01/28	25	25,659
5.75%, 12/01/28	15	15,488
5.88%, 03/01/33	5	5,077
5.95%, 03/15/34	25	25,378
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48	5	3,831
Inova Health System Foundation, 4.07%, 05/15/52	5	3,824
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	5	3,471
IQVIA Inc., 6.25%, 02/01/29	5	5,189
Kaiser Foundation Hospitals
4.15%, 05/01/47	15	11,956
4.88%, 04/01/42	15	13,602
Series 2021, 2.81%, 06/01/41	22	15,294
Laboratory Corp. of America Holdings
2.70%, 06/01/31	15	13,325
2.95%, 12/01/29	15	13,951
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48	25	18,582
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	3,862
Series 2016, 4.13%, 11/15/52	10	7,765
Security	Par (000)	Value
Health Care - Services (continued)
Series 2021, 3.20%, 11/15/61	$5	$3,054
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	5	2,958
MyMichigan Health, Series 2020, 3.41%, 06/01/50	10	6,741
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	10	8,375
Northwell Healthcare Inc.
3.81%, 11/01/49	5	3,524
3.98%, 11/01/46	15	11,124
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	2,948
Novant Health Inc.
2.64%, 11/01/36	10	7,663
3.17%, 11/01/51	5	3,188
3.32%, 11/01/61	10	6,111
OhioHealth Corp., 2.83%, 11/15/41	10	6,886
Orlando Health Obligated Group
3.33%, 10/01/50	10	6,634
4.09%, 10/01/48	5	3,864
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5	4,050
Piedmont Healthcare Inc.
2.04%, 01/01/32	10	8,227
Series 2042, 2.72%, 01/01/42	10	6,737
Presbyterian Healthcare Services, 4.88%, 08/01/52	5	4,338
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	15	8,121
Series A, 3.93%, 10/01/48	5	3,633
Series I, 3.74%, 10/01/47	5	3,585
Quest Diagnostics Inc.
2.80%, 06/30/31	10	8,951
2.95%, 06/30/30	15	13,830
3.45%, 06/01/26	20	19,792
4.20%, 06/30/29	10	9,874
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	5	2,966
Stanford Health Care
3.03%, 08/15/51	10	6,214
Series 2018, 3.80%, 11/15/48	10	7,373
Sutter Health, Series 20A, 3.36%, 08/15/50	45	30,143
Texas Health Resources, 2.33%, 11/15/50	5	2,710
Toledo Hospital (The), 5.75%, 11/15/38	5	4,944
Trinity Health Corp., Series 2021, 2.63%, 12/01/40	5	3,479
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,430
UnitedHealth Group Inc.
3.70%, 05/15/27	5	4,927
2.00%, 05/15/30	5	4,405
2.30%, 05/15/31	5	4,338
2.90%, 05/15/50	20	11,998
2.95%, 10/15/27	25	24,129
3.13%, 05/15/60	5	2,890
3.25%, 05/15/51	20	12,742
3.45%, 01/15/27	35	34,461
3.50%, 08/15/39	20	15,686
3.70%, 08/15/49	20	13,992
3.75%, 10/15/47	10	7,166
3.88%, 12/15/28	10	9,775
3.95%, 10/15/42	10	7,874
4.20%, 05/15/32	5	4,752
4.25%, 01/15/29	10	9,881
4.38%, 03/15/42	20	16,711
4.50%, 04/15/33	25	23,844

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 07/15/35	$25	$23,644
4.75%, 07/15/45	39	33,277
4.75%, 05/15/52	20	16,412
5.15%, 07/15/34	50	49,366
5.25%, 02/15/28	10	10,190
5.35%, 02/15/33	50	50,424
5.63%, 07/15/54	25	23,378
5.70%, 10/15/40	10	9,794
5.95%, 02/15/41	15	15,050
6.05%, 02/15/63	10	9,723
6.88%, 02/15/38	38	42,121
Universal Health Services Inc.
1.65%, 09/01/26	15	14,412
2.65%, 10/15/30	20	17,555
WakeMed, Series A, 3.29%, 10/01/52	5	3,242
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	5	4,088
Series 2021, 3.07%, 03/01/51	5	2,971
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	10	5,654
		1,869,337
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26	10	9,692
2.88%, 06/15/28	25	23,347
3.20%, 11/15/31	5	4,307
5.80%, 03/08/32	10	9,848
Ares Strategic Income Fund, 5.60%, 02/15/30	20	19,655
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26	5	4,803
Blackstone Private Credit Fund
2.63%, 12/15/26	15	14,452
3.25%, 03/15/27	10	9,668
4.00%, 01/15/29	5	4,748
6.00%, 01/29/32	20	19,992
6.00%, 11/22/34	10	9,630
Blackstone Secured Lending Fund
2.13%, 02/15/27	10	9,504
2.85%, 09/30/28	10	9,230
Blue Owl Capital Corp.
2.63%, 01/15/27	5	4,781
2.88%, 06/11/28	15	13,843
3.40%, 07/15/26	10	9,786
Blue Owl Capital Corp. III, 3.13%, 04/13/27	5	4,789
Blue Owl Credit Income Corp.
6.65%, 03/15/31	15	15,253
7.75%, 09/16/27	5	5,206
FS KKR Capital Corp.
2.63%, 01/15/27	5	4,764
3.13%, 10/12/28	15	13,585
3.25%, 07/15/27	10	9,497
Golub Capital BDC Inc.
2.05%, 02/15/27	5	4,723
2.50%, 08/24/26	10	9,683
Sixth Street Lending Partners, 6.13%, 07/15/30(d)	15	15,157
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(a)	5	4,845
6.95%, 08/14/28	5	5,225
		270,013
Home Builders — 0.1%
DR Horton Inc., 1.40%, 10/15/27	15	13,971
Security	Par (000)	Value
Home Builders (continued)
Lennar Corp.
4.75%, 11/29/27	$30	$30,104
5.25%, 06/01/26	5	5,010
MDC Holdings Inc.
2.50%, 01/15/31	5	4,327
3.85%, 01/15/30	5	4,739
3.97%, 08/06/61(a)	5	3,482
6.00%, 01/15/43	15	13,271
PulteGroup Inc.
6.38%, 05/15/33	5	5,283
7.88%, 06/15/32	5	5,721
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	5	4,791
4.35%, 02/15/28	10	9,885
4.88%, 03/15/27	5	5,002
		105,586
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	5	5,044
Clorox Co. (The)
1.80%, 05/15/30	25	21,826
3.10%, 10/01/27	25	24,285
3.90%, 05/15/28	5	4,950
4.60%, 05/01/32	5	4,936
Kimberly-Clark Corp.
1.05%, 09/15/27	25	23,333
3.10%, 03/26/30	10	9,456
3.20%, 04/25/29	15	14,451
3.90%, 05/04/47	25	18,991
4.50%, 02/16/33	5	4,930
6.63%, 08/01/37	10	11,355
		143,557
Insurance — 1.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,964
Aflac Inc.
2.88%, 10/15/26	5	4,898
3.60%, 04/01/30	25	24,110
Alleghany Corp.
3.63%, 05/15/30	25	24,040
4.90%, 09/15/44	10	8,905
Allstate Corp. (The)
3.28%, 12/15/26	5	4,913
3.85%, 08/10/49	5	3,691
4.20%, 12/15/46	15	11,924
4.50%, 06/15/43	5	4,213
5.95%, 04/01/36	10	10,527
6.50%, 05/15/67(b)	5	4,982
American International Group Inc.
3.88%, 01/15/35	10	8,939
4.20%, 04/01/28	10	9,919
American National Group Inc., 5.00%, 06/15/27	5	4,998
Aon Corp.
2.80%, 05/15/30	5	4,581
3.75%, 05/02/29	4	3,885
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	10	5,951
3.90%, 02/28/52	10	7,191
5.35%, 02/28/33	5	5,085
Aon Global Ltd., 4.75%, 05/15/45	5	4,265
Aon North America Inc.
5.15%, 03/01/29	25	25,493

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.45%, 03/01/34	$25	$25,291
5.75%, 03/01/54	25	23,920
Arch Capital Finance LLC, 4.01%, 12/15/26	5	4,957
Arch Capital Group Ltd.
3.64%, 06/30/50	25	17,625
7.35%, 05/01/34	5	5,680
Arthur J Gallagher & Co., 5.45%, 07/15/34	25	25,239
Assurant Inc.
3.70%, 02/22/30	10	9,400
4.90%, 03/27/28	5	5,005
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	15	13,645
6.13%, 09/15/28	5	5,218
Athene Holding Ltd.
3.45%, 05/15/52	10	6,147
3.95%, 05/25/51	15	10,210
4.13%, 01/12/28	74	72,770
6.65%, 02/01/33	5	5,301
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,808
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,826
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	10	8,681
2.50%, 01/15/51	5	2,906
2.88%, 03/15/32	25	22,858
3.85%, 03/15/52	25	18,749
4.20%, 08/15/48	20	16,401
5.75%, 01/15/40	25	26,484
Brighthouse Financial Inc., 5.63%, 05/15/30	15	15,271
Brown & Brown Inc.
2.38%, 03/15/31	10	8,659
4.50%, 03/15/29	10	9,923
4.95%, 03/17/52	10	8,265
Chubb INA Holdings LLC
3.05%, 12/15/61	25	14,827
4.35%, 11/03/45	25	20,896
CNA Financial Corp., 3.90%, 05/01/29	25	24,274
CNO Financial Group Inc., 5.25%, 05/30/29	10	9,985
Corebridge Financial Inc.
3.65%, 04/05/27	45	44,299
3.90%, 04/05/32	15	13,810
4.35%, 04/05/42	10	8,185
4.40%, 04/05/52	15	11,621
6.88%, 12/15/52, (5-year CMT + 3.846%)(b)	20	20,303
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	10	9,724
Enstar Group Ltd.
3.10%, 09/01/31	5	4,364
4.95%, 06/01/29	10	9,935
Equitable Holdings Inc.
4.35%, 04/20/28	25	24,826
5.00%, 04/20/48	11	9,431
5.59%, 01/11/33	5	5,088
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	20	11,997
4.87%, 06/01/44	5	4,308
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	15	14,782
4.85%, 04/17/28	20	20,103
6.00%, 12/07/33	25	25,713
Fidelity National Financial Inc., 4.50%, 08/15/28	20	19,803
First American Financial Corp., 2.40%, 08/15/31	10	8,446
Security	Par (000)	Value
Insurance (continued)
Globe Life Inc.
2.15%, 08/15/30	$5	$4,346
4.80%, 06/15/32	10	9,732
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	25	15,221
5.95%, 10/15/36	5	5,159
Jackson Financial Inc.
3.13%, 11/23/31	5	4,341
4.00%, 11/23/51	5	3,303
5.67%, 06/08/32	5	5,003
Kemper Corp.
2.40%, 09/30/30	15	13,019
3.80%, 02/23/32	25	22,364
Lincoln National Corp.
3.40%, 01/15/31	25	22,930
3.63%, 12/12/26	10	9,849
Manulife Financial Corp., 4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	25	24,617
Markel Group Inc.
3.35%, 09/17/29	15	14,289
3.45%, 05/07/52	15	9,784
3.50%, 11/01/27	10	9,762
4.15%, 09/17/50	10	7,426
5.00%, 04/05/46	5	4,294
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	20	17,734
4.20%, 03/01/48	25	19,913
4.38%, 03/15/29	40	40,002
4.75%, 03/15/39	10	9,308
4.90%, 03/15/49	5	4,392
5.40%, 09/15/33	25	25,597
5.45%, 03/15/53	10	9,415
5.75%, 11/01/32	10	10,524
5.88%, 08/01/33	10	10,526
MetLife Inc.
4.60%, 05/13/46	10	8,681
4.88%, 11/13/43	20	17,957
5.25%, 01/15/54	10	9,190
5.38%, 07/15/33	20	20,593
5.70%, 06/15/35	30	31,223
6.38%, 06/15/34	5	5,452
6.40%, 12/15/66	15	15,149
Old Republic International Corp.
3.88%, 08/26/26	30	29,703
5.75%, 03/28/34	5	5,079
PartnerRe Finance B LLC, 3.70%, 07/02/29	20	19,208
Primerica Inc., 2.80%, 11/19/31	5	4,372
Principal Financial Group Inc.
2.13%, 06/15/30	5	4,401
3.70%, 05/15/29	10	9,668
4.30%, 11/15/46	10	8,109
4.35%, 05/15/43	10	8,318
5.38%, 03/15/33	5	5,060
Progressive Corp. (The)
3.00%, 03/15/32	5	4,500
3.70%, 01/26/45	5	3,793
4.00%, 03/01/29	20	19,781
4.13%, 04/15/47	5	3,966
4.35%, 04/25/44	5	4,166
Prudential Financial Inc.
3.70%, 03/13/51	5	3,566

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.88%, 03/27/28	$50	$49,469
3.91%, 12/07/47	10	7,573
4.35%, 02/25/50	10	8,063
4.50%, 09/15/47(b)	10	9,787
5.70%, 12/14/36	10	10,289
6.00%, 09/01/52, (5-year CMT + 3.234%)(b)	10	9,993
6.50%, 03/15/54, (5-year CMT + 2.404%)(b)	20	20,406
6.75%, 03/01/53, (5-year CMT + 2.848%)(b)	5	5,204
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	14,111
Reinsurance Group of America Inc., 3.95%, 09/15/26	35	34,725
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,596
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,799
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,430
Travelers Companies Inc. (The)
3.05%, 06/08/51	15	9,611
4.10%, 03/04/49	5	3,919
4.60%, 08/01/43	5	4,310
5.45%, 05/25/53	5	4,779
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,024
Unum Group
4.50%, 12/15/49	15	11,565
5.75%, 08/15/42	5	4,751
W R Berkley Corp., 4.00%, 05/12/50	15	11,143
Willis North America Inc.
2.95%, 09/15/29	25	23,287
4.65%, 06/15/27	5	5,020
5.05%, 09/15/48	10	8,591
5.35%, 05/15/33	25	25,159
		1,804,822
Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	200	195,261
Alphabet Inc.
1.90%, 08/15/40	40	26,149
2.25%, 08/15/60	25	13,054
Amazon.com Inc.
1.50%, 06/03/30	10	8,762
2.50%, 06/03/50	25	14,690
2.70%, 06/03/60	25	14,010
2.88%, 05/12/41	40	29,358
3.15%, 08/22/27	33	32,323
3.30%, 04/13/27	10	9,864
3.88%, 08/22/37	55	48,917
3.95%, 04/13/52	20	15,467
4.05%, 08/22/47	50	40,629
4.25%, 08/22/57	15	11,987
4.70%, 12/01/32	30	30,261
4.80%, 12/05/34	35	35,284
Booking Holdings Inc.
3.60%, 06/01/26	15	14,885
4.63%, 04/13/30	25	25,125
eBay Inc.
3.60%, 06/05/27	15	14,774
3.65%, 05/10/51	15	10,432
4.00%, 07/15/42	20	15,770
5.95%, 11/22/27	15	15,520
6.30%, 11/22/32	10	10,760
Expedia Group Inc.
3.25%, 02/15/30	15	13,991
4.63%, 08/01/27	10	10,003
Meta Platforms Inc.
3.50%, 08/15/27	15	14,811
Security	Par (000)	Value
Internet (continued)
4.45%, 08/15/52	$35	$28,917
4.60%, 05/15/28	20	20,326
4.65%, 08/15/62	20	16,480
4.80%, 05/15/30	5	5,120
5.55%, 08/15/64	10	9,571
5.60%, 05/15/53	25	24,420
5.75%, 05/15/63	10	9,898
Netflix Inc., 4.88%, 04/15/28	5	5,079
VeriSign Inc., 4.75%, 07/15/27	35	34,940
		826,838
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	20	20,740
6.75%, 03/01/41	20	20,539
6.80%, 11/29/32	20	21,638
Nucor Corp.
2.98%, 12/15/55	13	7,626
3.13%, 04/01/32	20	17,920
3.85%, 04/01/52	15	10,937
Steel Dynamics Inc.
3.25%, 01/15/31	25	22,948
3.45%, 04/15/30	5	4,701
Vale Overseas Ltd.
3.75%, 07/08/30	27	25,236
6.13%, 06/12/33	25	25,679
		177,964
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	10	8,247
4.40%, 09/15/32	10	9,060
		17,307
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31	15	13,670
Hyatt Hotels Corp.
4.38%, 09/15/28	10	9,868
5.75%, 04/23/30	5	5,091
Marriott International Inc./MD
5.45%, 09/15/26	5	5,051
Series FF, 4.63%, 06/15/30	10	9,923
Series GG, 3.50%, 10/15/32	25	22,314
Series HH, 2.85%, 04/15/31	5	4,471
Series X, 4.00%, 04/15/28	15	14,783
		85,171
Machinery — 0.2%
Caterpillar Financial Services Corp.
1.70%, 01/08/27	10	9,638
2.40%, 08/09/26	15	14,665
4.50%, 01/08/27	10	10,039
Caterpillar Inc.
3.25%, 04/09/50	5	3,415
4.75%, 05/15/64	10	8,447
6.05%, 08/15/36	28	30,219
CNH Industrial Capital LLC, 1.45%, 07/15/26	5	4,819
CNH Industrial NV, 3.85%, 11/15/27	25	24,720
Deere & Co.
3.90%, 06/09/42	15	12,453
5.38%, 10/16/29	5	5,220
Dover Corp., 2.95%, 11/04/29	5	4,649
Flowserve Corp., 2.80%, 01/15/32	10	8,484

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand Inc.
5.40%, 08/14/28	$5	$5,134
5.70%, 08/14/33	10	10,287
John Deere Capital Corp.
1.05%, 06/17/26	5	4,835
1.75%, 03/09/27	15	14,364
2.25%, 09/14/26	40	38,953
2.65%, 06/10/26	5	4,915
3.05%, 01/06/28	15	14,583
3.90%, 06/07/32	5	4,749
4.70%, 06/10/30	5	5,047
nVent Finance SARL, 5.65%, 05/15/33	15	14,971
Otis Worldwide Corp.
3.36%, 02/15/50	25	16,732
5.25%, 08/16/28	5	5,126
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,483
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25	24,580
4.70%, 09/15/28	20	20,055
Xylem Inc./New York
1.95%, 01/30/28	40	37,632
2.25%, 01/30/31	5	4,377
4.38%, 11/01/46	10	7,996
		379,587
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	10	9,724
2.38%, 08/26/29	25	23,001
3.05%, 04/15/30	5	4,662
3.25%, 08/26/49	20	13,222
3.38%, 03/01/29	5	4,803
3.63%, 10/15/47	10	7,176
3.70%, 04/15/50	10	7,113
4.00%, 09/14/48	5	3,854
Carlisle Companies Inc.
2.20%, 03/01/32	15	12,528
2.75%, 03/01/30	5	4,589
3.75%, 12/01/27	15	14,689
Eaton Corp.
3.92%, 09/15/47	15	11,611
4.15%, 03/15/33	30	28,714
4.70%, 08/23/52	10	8,639
Illinois Tool Works Inc., 2.65%, 11/15/26	75	73,491
Parker-Hannifin Corp.
3.25%, 03/01/27	13	12,783
4.10%, 03/01/47	20	15,637
4.20%, 11/21/34	10	9,366
4.45%, 11/21/44	5	4,195
4.50%, 09/15/29	5	5,020
Pentair Finance SARL
4.50%, 07/01/29	10	9,851
5.90%, 07/15/32	5	5,156
Teledyne Technologies Inc.
2.25%, 04/01/28	40	37,730
2.75%, 04/01/31	15	13,350
Textron Inc., 2.45%, 03/15/31	17	14,833
		355,737
Security	Par (000)	Value
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	$5	$4,569
2.30%, 02/01/32	15	12,351
2.80%, 04/01/31	10	8,768
3.50%, 06/01/41	25	17,563
3.75%, 02/15/28	10	9,753
3.90%, 06/01/52	20	13,172
3.95%, 06/30/62	15	9,275
4.20%, 03/15/28	25	24,688
4.80%, 03/01/50	30	23,156
5.05%, 03/30/29	25	25,100
5.13%, 07/01/49	15	12,064
5.25%, 04/01/53	20	16,447
5.38%, 05/01/47	15	12,578
5.75%, 04/01/48	25	21,906
6.48%, 10/23/45	25	24,003
6.55%, 06/01/34	50	52,281
Comcast Corp.
1.50%, 02/15/31	10	8,420
1.95%, 01/15/31	20	17,307
2.35%, 01/15/27	10	9,689
2.45%, 08/15/52	20	10,586
2.65%, 02/01/30	45	41,460
2.65%, 08/15/62	25	12,672
2.80%, 01/15/51	10	5,840
2.89%, 11/01/51	45	26,759
2.94%, 11/01/56	40	22,807
2.99%, 11/01/63	66	36,356
3.20%, 07/15/36	10	8,204
3.30%, 04/01/27	80	78,532
3.40%, 04/01/30	20	18,993
3.40%, 07/15/46	5	3,465
3.45%, 02/01/50	10	6,707
3.75%, 04/01/40	20	16,188
3.90%, 03/01/38	35	29,612
4.00%, 11/01/49	15	11,106
4.15%, 10/15/28	5	4,969
4.20%, 08/15/34	5	4,651
4.25%, 10/15/30	20	19,714
4.25%, 01/15/33	15	14,270
4.40%, 08/15/35	25	23,308
4.65%, 07/15/42	20	17,337
4.75%, 03/01/44	20	17,294
4.80%, 05/15/33	20	19,661
5.35%, 11/15/27	10	10,239
5.50%, 11/15/32	5	5,184
5.65%, 06/15/35	5	5,151
6.50%, 11/15/35	5	5,471
Discovery Communications LLC, 4.00%, 09/15/55	15	8,232
FactSet Research Systems Inc., 2.90%, 03/01/27	10	9,694
Fox Corp., 5.58%, 01/25/49	30	27,493
Grupo Televisa SAB, 6.63%, 01/15/40	25	22,087
Paramount Global
2.90%, 01/15/27	6	5,822
3.70%, 06/01/28	5	4,833
4.20%, 05/19/32	5	4,504
4.38%, 03/15/43	10	7,294
4.60%, 01/15/45	10	7,343
4.90%, 08/15/44	5	3,729
4.95%, 01/15/31	15	14,529

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.25%, 04/01/44	$10	$7,684
5.50%, 05/15/33	5	4,772
5.85%, 09/01/43	10	8,594
5.90%, 10/15/40	5	4,452
6.88%, 04/30/36	10	10,174
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,742
Time Warner Cable LLC
4.50%, 09/15/42	15	11,521
5.50%, 09/01/41	20	17,549
6.55%, 05/01/37	20	20,102
6.75%, 06/15/39	20	20,191
7.30%, 07/01/38	10	10,632
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	20	15,572
4.13%, 06/01/44	15	12,177
Walt Disney Co. (The)
2.20%, 01/13/28	20	19,114
2.65%, 01/13/31	20	18,218
2.75%, 09/01/49	5	3,066
3.80%, 05/13/60	20	14,106
4.70%, 03/23/50	20	17,352
5.40%, 10/01/43	15	14,695
6.20%, 12/15/34	5	5,494
6.40%, 12/15/35	10	11,084
6.65%, 11/15/37	40	45,020
		1,212,497
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45	5	4,163
Timken Co. (The), 4.13%, 04/01/32	35	32,206
		36,369
Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	10	9,760
5.75%, 05/01/43	10	9,773
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	5	5,047
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10	8,324
4.75%, 02/28/28	5	5,063
4.90%, 02/28/33	5	4,953
5.25%, 09/08/30	25	25,687
5.25%, 09/08/33	25	25,192
5.50%, 09/08/53	5	4,803
Freeport-McMoRan Inc.
4.13%, 03/01/28	10	9,826
4.38%, 08/01/28	30	29,721
5.25%, 09/01/29	10	10,083
5.40%, 11/14/34	10	9,978
5.45%, 03/15/43	25	23,126
Kinross Gold Corp., 4.50%, 07/15/27	5	4,990
Newmont Corp.
2.25%, 10/01/30	65	58,047
2.60%, 07/15/32(a)	5	4,365
2.80%, 10/01/29	30	28,160
4.88%, 03/15/42	5	4,533
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	10	9,449
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,251
6.13%, 12/15/33	20	21,393
Security	Par (000)	Value
Mining (continued)
7.25%, 03/15/31	$10	$11,262
Rio Tinto Finance USA PLC
5.00%, 03/09/33	25	24,974
5.13%, 03/09/53	5	4,457
Southern Copper Corp., 5.25%, 11/08/42	10	9,030
Yamana Gold Inc., 2.63%, 08/15/31	10	8,711
		375,958
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5	4,848
3.25%, 02/15/29	10	9,389
3.28%, 12/01/28	15	14,239
		28,476
Oil & Gas — 1.1%
APA Corp., 5.35%, 07/01/49(d)	15	11,398
BP Capital Markets America Inc.
1.75%, 08/10/30	5	4,341
2.72%, 01/12/32	15	13,198
2.77%, 11/10/50	25	14,829
3.00%, 02/24/50	20	12,536
3.02%, 01/16/27	35	34,290
3.06%, 06/17/41	20	14,366
3.38%, 02/08/61	35	21,766
3.59%, 04/14/27	5	4,937
3.63%, 04/06/30	25	24,017
3.94%, 09/21/28	5	4,925
4.23%, 11/06/28	55	54,705
BP Capital Markets PLC, 3.28%, 09/19/27	55	53,748
Canadian Natural Resources Ltd.
2.95%, 07/15/30	9	8,155
4.95%, 06/01/47	35	28,545
Cenovus Energy Inc.
2.65%, 01/15/32	10	8,477
3.75%, 02/15/52	10	6,528
5.40%, 06/15/47	18	15,493
Chevron Corp.
2.00%, 05/11/27	10	9,624
2.24%, 05/11/30	30	27,113
3.08%, 05/11/50	65	42,400
Chevron USA Inc.
1.02%, 08/12/27	20	18,712
3.25%, 10/15/29	9	8,635
3.85%, 01/15/28	5	4,968
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	15	16,331
ConocoPhillips Co.
3.80%, 03/15/52	25	17,542
4.03%, 03/15/62	30	20,821
5.30%, 05/15/53	5	4,468
5.50%, 01/15/55	10	9,223
5.55%, 03/15/54	5	4,638
5.70%, 09/15/63	15	13,813
5.90%, 10/15/32	25	26,588
6.95%, 04/15/29	5	5,423
Continental Resources Inc./OK, 4.90%, 06/01/44	10	7,675
Coterra Energy Inc.
3.90%, 05/15/27	10	9,850
4.38%, 03/15/29	15	14,769
Devon Energy Corp.
4.50%, 01/15/30	15	14,615

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.75%, 05/15/42	$5	$4,033
5.00%, 06/15/45	40	32,322
5.60%, 07/15/41	10	8,966
5.88%, 06/15/28	5	5,006
Diamondback Energy Inc.
3.13%, 03/24/31	10	9,036
3.25%, 12/01/26	5	4,904
3.50%, 12/01/29	10	9,463
4.40%, 03/24/51	10	7,493
5.40%, 04/18/34	25	24,559
6.25%, 03/15/33	15	15,654
EOG Resources Inc.
3.90%, 04/01/35	5	4,517
4.38%, 04/15/30	10	9,899
4.95%, 04/15/50	15	12,959
EQT Corp.
3.90%, 10/01/27	20	19,650
5.00%, 01/15/29	5	5,000
Equinor ASA
2.38%, 05/22/30	10	9,050
3.13%, 04/06/30	55	51,912
3.25%, 11/18/49	20	13,454
3.70%, 04/06/50	30	21,862
4.80%, 11/08/43	10	8,973
5.10%, 08/17/40	10	9,527
Exxon Mobil Corp.
2.44%, 08/16/29	25	23,376
2.61%, 10/15/30	25	22,920
3.10%, 08/16/49	25	16,265
3.45%, 04/15/51	49	33,788
3.48%, 03/19/30	10	9,662
4.11%, 03/01/46	15	12,003
4.23%, 03/19/40	15	13,140
4.33%, 03/19/50	20	16,193
Helmerich & Payne Inc., 2.90%, 09/29/31	10	8,153
Hess Corp.
5.60%, 02/15/41	20	19,402
5.80%, 04/01/47	10	9,645
7.30%, 08/15/31	20	22,389
HF Sinclair Corp., 4.50%, 10/01/30	5	4,780
Marathon Petroleum Corp.
4.75%, 09/15/44	5	4,028
5.00%, 09/15/54	5	3,905
5.13%, 12/15/26	10	10,059
6.50%, 03/01/41	15	15,232
Occidental Petroleum Corp.
4.20%, 03/15/48	5	3,301
4.40%, 04/15/46	25	17,736
6.13%, 01/01/31	5	5,091
6.20%, 03/15/40	10	9,336
6.60%, 03/15/46	10	9,498
7.50%, 05/01/31	5	5,384
7.95%, 06/15/39	10	10,830
Ovintiv Inc.
5.65%, 05/15/28	15	15,289
6.25%, 07/15/33	5	5,014
6.50%, 08/15/34	5	5,018
6.50%, 02/01/38	10	9,704
Phillips 66
2.15%, 12/15/30	11	9,578
3.30%, 03/15/52	5	3,114
Security	Par (000)	Value
Oil & Gas (continued)
3.90%, 03/15/28	$15	$14,772
4.65%, 11/15/34	20	18,750
5.88%, 05/01/42	15	14,575
Phillips 66 Co.
4.95%, 12/01/27	40	40,416
5.30%, 06/30/33	20	19,924
Pioneer Natural Resources Co., 1.90%, 08/15/30	40	35,022
Shell Finance U.S. Inc.
2.38%, 11/07/29	10	9,228
2.75%, 04/06/30	20	18,593
3.25%, 04/06/50	20	13,263
3.75%, 09/12/46	30	22,472
Shell International Finance BV
2.50%, 09/12/26	5	4,900
3.00%, 11/26/51	15	9,382
3.88%, 11/13/28	8	7,932
5.50%, 03/25/40	10	9,953
6.38%, 12/15/38	10	10,857
Suncor Energy Inc., 4.00%, 11/15/47	50	35,715
TotalEnergies Capital International SA
2.83%, 01/10/30	10	9,397
2.99%, 06/29/41	10	7,154
3.13%, 05/29/50	55	35,274
3.39%, 06/29/60	5	3,150
3.46%, 02/19/29	20	19,444
3.46%, 07/12/49	15	10,282
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,857
Valero Energy Corp.
2.15%, 09/15/27	15	14,198
2.80%, 12/01/31	35	30,527
3.65%, 12/01/51	45	29,438
6.63%, 06/15/37	5	5,247
		1,720,256
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,069
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	30	28,938
3.34%, 12/15/27	5	4,890
4.08%, 12/15/47	25	18,797
Halliburton Co.
2.92%, 03/01/30	40	36,732
4.75%, 08/01/43	5	4,208
4.85%, 11/15/35	20	18,852
NOV Inc., 3.60%, 12/01/29	10	9,511
		135,997
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	17,661
AptarGroup Inc., 3.60%, 03/15/32	20	18,275
Berry Global Inc., 1.65%, 01/15/27	15	14,290
Packaging Corp. of America
3.00%, 12/15/29	15	14,003
3.05%, 10/01/51	30	18,169
3.40%, 12/15/27	10	9,744
Sonoco Products Co.
2.85%, 02/01/32(a)	15	13,018
3.13%, 05/01/30	15	13,786

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.00%, 06/15/33	$10	$8,590
4.00%, 03/15/28	5	4,908
		132,444
Pharmaceuticals — 1.6%
AbbVie Inc.
2.95%, 11/21/26	25	24,510
3.20%, 11/21/29	30	28,460
4.05%, 11/21/39	30	25,632
4.25%, 11/14/28	10	9,995
4.40%, 11/06/42	45	38,674
4.45%, 05/14/46	20	16,768
4.55%, 03/15/35	15	14,316
4.63%, 10/01/42	25	21,919
4.70%, 05/14/45	25	21,948
4.75%, 03/15/45	15	13,193
4.85%, 06/15/44	10	8,972
4.88%, 11/14/48	20	17,660
5.05%, 03/15/34	10	10,028
5.40%, 03/15/54	25	23,716
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,405
4.88%, 03/03/33	5	5,023
4.90%, 03/03/30	5	5,096
AstraZeneca PLC
1.38%, 08/06/30	30	25,728
3.13%, 06/12/27	5	4,903
4.00%, 01/17/29	20	19,821
4.00%, 09/18/42	30	24,851
6.45%, 09/15/37	35	38,591
Becton Dickinson & Co.
1.96%, 02/11/31	20	17,154
3.70%, 06/06/27	20	19,692
3.79%, 05/20/50	10	7,169
4.69%, 02/13/28	5	5,020
4.69%, 12/15/44	10	8,450
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	13,953
2.55%, 11/13/50	35	19,770
2.95%, 03/15/32	5	4,468
3.20%, 06/15/26	5	4,942
3.25%, 02/27/27	5	4,925
3.55%, 03/15/42	30	23,089
3.70%, 03/15/52	35	24,805
3.90%, 02/20/28	25	24,820
3.90%, 03/15/62	5	3,468
4.13%, 06/15/39	15	13,024
4.25%, 10/26/49	60	47,277
4.35%, 11/15/47	25	20,317
4.63%, 05/15/44	20	17,279
5.90%, 11/15/33	25	26,505
6.40%, 11/15/63	5	5,258
Cardinal Health Inc.
4.37%, 06/15/47	5	3,958
4.50%, 11/15/44	10	8,145
4.60%, 03/15/43	5	4,149
4.90%, 09/15/45	20	17,066
Cencora Inc.
2.70%, 03/15/31	20	17,855
4.30%, 12/15/47	10	7,878
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
1.30%, 08/21/27	$55	$51,135
2.88%, 06/01/26	50	49,115
3.25%, 08/15/29	5	4,699
3.75%, 04/01/30	5	4,733
4.13%, 04/01/40	20	16,168
5.05%, 03/25/48	65	54,192
5.13%, 02/21/30	5	5,029
5.13%, 07/20/45	50	42,891
5.25%, 02/21/33	30	29,560
5.63%, 02/21/53	25	22,238
5.70%, 06/01/34	20	20,124
6.00%, 06/01/63	5	4,598
6.25%, 06/01/27	5	5,153
Eli Lilly & Co.
2.25%, 05/15/50	40	22,126
3.70%, 03/01/45	10	7,810
4.15%, 03/15/59	5	3,852
4.70%, 02/27/33	5	4,976
4.70%, 02/09/34	50	49,196
4.88%, 02/27/53	5	4,438
4.95%, 02/27/63	10	8,800
5.50%, 03/15/27	50	51,156
5.55%, 03/15/37	15	15,683
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	5	4,957
4.20%, 03/18/43	10	8,368
6.38%, 05/15/38	5	5,454
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10	9,637
Johnson & Johnson
0.95%, 09/01/27	40	37,394
1.30%, 09/01/30	15	12,913
2.45%, 09/01/60	20	10,665
2.90%, 01/15/28	30	29,179
2.95%, 03/03/27	10	9,823
3.40%, 01/15/38	10	8,417
3.55%, 03/01/36	10	8,876
3.63%, 03/03/37	20	17,535
3.70%, 03/01/46	30	23,708
4.38%, 12/05/33	10	9,872
5.85%, 07/15/38	10	10,753
5.95%, 08/15/37	15	16,313
6.95%, 09/01/29	5	5,540
McKesson Corp.
1.30%, 08/15/26	5	4,824
5.10%, 07/15/33	10	10,122
Mead Johnson Nutrition Co., 4.60%, 06/01/44	10	8,476
Merck & Co. Inc.
1.45%, 06/24/30	10	8,635
1.70%, 06/10/27	5	4,770
1.90%, 12/10/28	10	9,241
2.15%, 12/10/31	25	21,576
2.35%, 06/24/40	15	10,260
2.45%, 06/24/50	30	17,038
3.40%, 03/07/29	25	24,217
3.70%, 02/10/45	25	19,272
3.90%, 03/07/39	20	17,197
4.00%, 03/07/49	15	11,637
4.50%, 05/17/33	25	24,575
5.00%, 05/17/53	20	17,883
6.50%, 12/01/33	15	16,717

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.55%, 09/15/37	$5	$5,569
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,370
Mylan Inc.
5.20%, 04/15/48	15	11,283
5.40%, 11/29/43	10	7,943
Novartis Capital Corp.
2.00%, 02/14/27	10	9,672
2.20%, 08/14/30	5	4,503
2.75%, 08/14/50	10	6,195
3.10%, 05/17/27	30	29,474
4.00%, 09/18/31	5	4,865
4.00%, 11/20/45	33	26,762
4.40%, 05/06/44	25	21,720
Pfizer Inc.
2.55%, 05/28/40	25	17,434
2.70%, 05/28/50	30	18,024
2.75%, 06/03/26	15	14,768
3.00%, 12/15/26	5	4,921
3.45%, 03/15/29	5	4,859
4.00%, 03/15/49	25	19,155
4.10%, 09/15/38	5	4,378
4.13%, 12/15/46	20	15,977
7.20%, 03/15/39	40	46,647
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	5	5,027
4.75%, 05/19/33	50	49,174
5.30%, 05/19/53	90	82,440
Sanofi SA, 3.63%, 06/19/28	10	9,843
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40	200	145,704
Utah Acquisition Sub Inc., 3.95%, 06/15/26	25	24,672
Viatris Inc.
2.30%, 06/22/27	25	23,674
2.70%, 06/22/30	20	17,482
3.85%, 06/22/40	10	7,104
4.00%, 06/22/50	5	3,202
Zoetis Inc.
2.00%, 05/15/30	25	22,200
3.00%, 09/12/27	50	48,606
3.00%, 05/15/50	20	12,592
5.60%, 11/16/32	25	26,062
		2,486,462
Pipelines — 1.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,437
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	30	23,896
3.70%, 11/15/29	15	14,375
5.13%, 06/30/27	20	20,157
Cheniere Energy Inc., 4.63%, 10/15/28	30	29,704
Cheniere Energy Partners LP
3.25%, 01/31/32	35	30,716
4.00%, 03/01/31	10	9,358
4.50%, 10/01/29	30	29,410
5.95%, 06/30/33	15	15,346
Columbia Pipeline Group Inc., 5.80%, 06/01/45	5	4,763
DCP Midstream Operating LP
3.25%, 02/15/32	20	17,299
5.63%, 07/15/27	10	10,184
8.13%, 08/16/30	5	5,762
Enbridge Energy Partners LP, 5.50%, 09/15/40	10	9,351
Enbridge Inc.
2.50%, 08/01/33	5	4,067
Security	Par (000)	Value
Pipelines (continued)
3.13%, 11/15/29	$10	$9,345
3.40%, 08/01/51	5	3,187
3.70%, 07/15/27	30	29,521
4.25%, 12/01/26	5	4,977
5.63%, 04/05/34	25	25,243
6.20%, 11/15/30	25	26,479
6.70%, 11/15/53	25	26,227
Energy Transfer LP
3.90%, 07/15/26	10	9,916
4.40%, 03/15/27	5	4,982
4.95%, 05/15/28	10	10,091
5.00%, 05/15/50	25	20,191
5.15%, 03/15/45	15	12,756
5.25%, 04/15/29	30	30,481
5.30%, 04/01/44	15	13,006
5.30%, 04/15/47	15	12,756
5.35%, 05/15/45	10	8,744
5.40%, 10/01/47	5	4,310
5.50%, 06/01/27	25	25,352
5.55%, 05/15/34	30	29,804
5.60%, 09/01/34	5	4,972
6.13%, 12/15/45	15	14,273
6.40%, 12/01/30	25	26,590
6.50%, 02/01/42	15	15,062
6.55%, 12/01/33	25	26,555
6.63%, 10/15/36	10	10,517
Enterprise Products Operating LLC
2.80%, 01/31/30	30	27,859
3.13%, 07/31/29	15	14,238
3.20%, 02/15/52	10	6,321
3.95%, 01/31/60	20	14,005
4.15%, 10/16/28	5	4,967
4.20%, 01/31/50	10	7,654
4.25%, 02/15/48	20	15,682
4.45%, 02/15/43	20	16,800
4.85%, 08/15/42	10	8,870
4.85%, 03/15/44	20	17,562
4.90%, 05/15/46	20	17,470
4.95%, 10/15/54	10	8,389
5.10%, 02/15/45	10	9,015
5.35%, 01/31/33	25	25,475
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	10	8,655
5.63%, 09/01/41	15	13,958
6.95%, 01/15/38	5	5,409
Kinder Morgan Inc.
3.60%, 02/15/51	15	9,967
4.30%, 03/01/28	30	29,906
4.80%, 02/01/33	35	33,791
5.20%, 06/01/33	25	24,669
5.20%, 03/01/48	10	8,692
5.30%, 12/01/34	15	14,671
5.55%, 06/01/45	20	18,402
MPLX LP
4.00%, 03/15/28	50	49,298
4.13%, 03/01/27	35	34,731
4.50%, 04/15/38	30	25,898
4.70%, 04/15/48	35	27,559
4.95%, 03/14/52	25	20,179
Northwest Pipeline LLC, 4.00%, 04/01/27	5	4,945

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
ONEOK Inc.
3.10%, 03/15/30	$5	$4,617
3.95%, 03/01/50	10	6,850
4.20%, 10/03/47	10	7,262
4.25%, 09/15/46	5	3,664
4.55%, 07/15/28	55	54,810
4.85%, 07/15/26	40	40,040
5.05%, 11/01/34	25	23,815
5.20%, 07/15/48	15	12,625
5.45%, 06/01/47	5	4,293
5.55%, 11/01/26	5	5,056
5.80%, 11/01/30	15	15,533
6.10%, 11/15/32	30	31,232
6.63%, 09/01/53	5	5,048
7.15%, 01/15/51	5	5,274
ONEOK Partners LP, 6.13%, 02/01/41	15	14,588
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,459
3.80%, 09/15/30	25	23,605
4.30%, 01/31/43	25	19,160
4.50%, 12/15/26	5	4,991
4.70%, 06/15/44	5	4,006
4.90%, 02/15/45	15	12,385
6.65%, 01/15/37	10	10,490
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	50	49,556
4.50%, 05/15/30	5	4,928
5.00%, 03/15/27	35	35,160
5.88%, 06/30/26	25	25,160
Spectra Energy Partners LP
4.50%, 03/15/45	5	3,998
5.95%, 09/25/43	20	19,032
Targa Resources Corp.
4.20%, 02/01/33	25	22,870
5.20%, 07/01/27	20	20,194
6.13%, 03/15/33	5	5,153
6.15%, 03/01/29	20	20,880
6.25%, 07/01/52	15	14,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	20	18,302
4.88%, 02/01/31	10	9,760
5.00%, 01/15/28	10	9,987
TC PipeLines LP, 3.90%, 05/25/27	20	19,716
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	25,993
TransCanada PipeLines Ltd.
4.10%, 04/15/30	25	24,213
4.25%, 05/15/28	5	4,960
4.63%, 03/01/34	30	28,256
5.10%, 03/15/49	5	4,403
6.20%, 10/15/37	10	10,193
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	25	23,305
4.00%, 03/15/28	25	24,712
4.60%, 03/15/48	10	8,162
Western Midstream Operating LP
4.05%, 02/01/30	10	9,507
4.50%, 03/01/28	5	4,923
5.30%, 03/01/48	15	12,155
5.50%, 08/15/48	15	12,500
Security	Par (000)	Value
Pipelines (continued)
Williams Companies Inc. (The)
2.60%, 03/15/31	$30	$26,545
3.50%, 11/15/30	5	4,680
3.75%, 06/15/27	10	9,855
4.90%, 03/15/29	25	25,231
5.10%, 09/15/45	15	13,137
5.15%, 03/15/34	20	19,646
5.65%, 03/15/33	5	5,120
5.75%, 06/24/44	10	9,510
6.30%, 04/15/40	15	15,552
		2,079,606
Real Estate — 0.0%
CBRE Services Inc., 2.50%, 04/01/31	15	13,089
Real Estate Investment Trusts — 1.2%
Agree LP, 2.00%, 06/15/28	20	18,567
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	10	7,787
2.00%, 05/18/32	10	8,076
3.38%, 08/15/31	10	9,046
4.90%, 12/15/30	10	9,914
American Assets Trust LP, 3.38%, 02/01/31	5	4,378
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,289
4.25%, 02/15/28	5	4,939
4.30%, 04/15/52	15	11,343
American Tower Corp.
2.90%, 01/15/30	20	18,465
2.95%, 01/15/51	25	15,299
3.10%, 06/15/50	15	9,472
3.38%, 10/15/26	15	14,771
3.55%, 07/15/27	20	19,582
3.80%, 08/15/29	5	4,825
3.95%, 03/15/29	5	4,867
5.55%, 07/15/33	5	5,084
5.90%, 11/15/33	5	5,210
AvalonBay Communities Inc.
2.05%, 01/15/32	5	4,240
3.20%, 01/15/28	5	4,861
3.90%, 10/15/46	15	11,486
Boston Properties LP
2.45%, 10/01/33	26	20,393
4.50%, 12/01/28	35	34,512
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,301
3.90%, 03/15/27	20	19,739
4.05%, 07/01/30	15	14,375
4.13%, 06/15/26	5	4,972
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,194
Camden Property Trust
2.80%, 05/15/30	10	9,168
3.35%, 11/01/49	10	6,871
COPT Defense Properties LP
2.00%, 01/15/29	5	4,482
2.75%, 04/15/31	5	4,340
2.90%, 12/01/33	5	4,036
Crown Castle Inc.
2.10%, 04/01/31	10	8,450
2.50%, 07/15/31	5	4,292
2.90%, 03/15/27	5	4,849
3.30%, 07/01/30	5	4,621

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 11/15/49	$5	$3,598
4.15%, 07/01/50	10	7,392
4.30%, 02/15/29	10	9,811
5.10%, 05/01/33	5	4,896
5.20%, 02/15/49	5	4,335
5.80%, 03/01/34	10	10,203
CubeSmart LP
3.13%, 09/01/26	25	24,460
4.38%, 02/15/29	20	19,694
Digital Realty Trust LP
3.70%, 08/15/27	20	19,684
4.45%, 07/15/28	25	24,906
Equinix Inc.
1.80%, 07/15/27	30	28,419
2.15%, 07/15/30	10	8,827
2.90%, 11/18/26	15	14,624
2.95%, 09/15/51	20	11,951
3.20%, 11/18/29	15	14,120
3.40%, 02/15/52	5	3,274
3.90%, 04/15/32	15	14,087
ERP Operating LP
2.85%, 11/01/26	15	14,680
3.25%, 08/01/27	40	39,020
4.00%, 08/01/47	5	3,777
Essential Properties LP, 2.95%, 07/15/31	5	4,372
Essex Portfolio LP
2.65%, 09/01/50	15	8,597
3.00%, 01/15/30	25	23,087
Extra Space Storage LP
2.55%, 06/01/31	5	4,331
3.88%, 12/15/27	60	58,958
4.00%, 06/15/29	10	9,710
5.50%, 07/01/30	5	5,123
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	5	4,725
4.00%, 01/15/31	15	13,943
5.30%, 01/15/29	10	10,023
5.75%, 06/01/28	5	5,092
6.75%, 12/01/33	5	5,250
Healthcare Realty Holdings LP
3.10%, 02/15/30	14	12,832
3.50%, 08/01/26	40	39,342
Healthpeak OP LLC
3.00%, 01/15/30	20	18,504
3.25%, 07/15/26	55	54,165
6.75%, 02/01/41	5	5,372
Highwoods Realty LP
3.05%, 02/15/30	5	4,505
3.88%, 03/01/27	10	9,773
4.13%, 03/15/28	5	4,867
Host Hotels & Resorts LP
5.50%, 04/15/35	5	4,812
Series H, 3.38%, 12/15/29	15	13,886
Series J, 2.90%, 12/15/31	5	4,287
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	10	9,281
4.15%, 04/15/32	5	4,660
Kilroy Realty LP
3.05%, 02/15/30	5	4,426
4.25%, 08/15/29	5	4,725
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
2.80%, 10/01/26	$10	$9,761
3.70%, 10/01/49	26	18,240
4.45%, 09/01/47	10	8,036
4.60%, 02/01/33	10	9,654
Kite Realty Group LP, 4.00%, 10/01/26	10	9,874
LXP Industrial Trust
2.38%, 10/01/31	5	4,166
2.70%, 09/15/30	10	8,800
Mid-America Apartments LP
1.70%, 02/15/31	15	12,718
3.95%, 03/15/29	15	14,704
National Health Investors Inc., 3.00%, 02/01/31	5	4,365
NNN REIT Inc.
3.10%, 04/15/50	5	3,095
3.50%, 04/15/51	30	20,010
3.60%, 12/15/26	27	26,563
4.30%, 10/15/28	15	14,828
Omega Healthcare Investors Inc.
3.25%, 04/15/33	5	4,222
3.38%, 02/01/31	10	9,023
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,399
Prologis LP
1.25%, 10/15/30	15	12,670
2.13%, 04/15/27	25	24,036
2.13%, 10/15/50	5	2,571
3.05%, 03/01/50	10	6,304
3.25%, 10/01/26	35	34,474
4.63%, 01/15/33	25	24,461
5.25%, 06/15/53	5	4,578
Public Storage Operating Co.
2.25%, 11/09/31	10	8,610
3.09%, 09/15/27	55	53,536
5.10%, 08/01/33	5	5,063
5.13%, 01/15/29	15	15,394
5.35%, 08/01/53	40	37,373
Rayonier LP, 2.75%, 05/17/31	5	4,364
Realty Income Corp.
2.70%, 02/15/32	5	4,340
3.00%, 01/15/27	25	24,437
3.25%, 01/15/31	5	4,621
3.65%, 01/15/28	15	14,729
4.13%, 10/15/26	25	24,872
4.88%, 06/01/26	10	10,022
Regency Centers LP
2.95%, 09/15/29	5	4,687
3.60%, 02/01/27	10	9,868
4.40%, 02/01/47	5	4,069
4.65%, 03/15/49	5	4,201
Rexford Industrial Realty LP, 2.13%, 12/01/30	10	8,562
Sabra Health Care LP
3.20%, 12/01/31	10	8,707
3.90%, 10/15/29	5	4,685
5.13%, 08/15/26	5	4,992
Safehold GL Holdings LLC, 2.80%, 06/15/31	5	4,396
Simon Property Group LP
2.25%, 01/15/32	10	8,509
2.45%, 09/13/29	45	41,392
3.25%, 09/13/49	55	36,045
Store Capital LLC, 4.50%, 03/15/28	15	14,727

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, 07/15/31	$15	$13,056
4.20%, 04/15/32	5	4,675
Tanger Properties LP
2.75%, 09/01/31	5	4,318
3.13%, 09/01/26	10	9,784
UDR Inc.
2.10%, 08/01/32	5	4,053
3.20%, 01/15/30	30	28,188
3.50%, 07/01/27	5	4,901
Ventas Realty LP
3.25%, 10/15/26	20	19,602
4.38%, 02/01/45	5	3,980
4.75%, 11/15/30	5	4,975
5.00%, 01/15/35	10	9,627
VICI Properties LP
4.75%, 02/15/28	5	5,005
5.13%, 05/15/32	15	14,707
5.63%, 05/15/52	10	8,940
Welltower OP LLC
2.70%, 02/15/27	25	24,356
2.75%, 01/15/31	5	4,512
2.80%, 06/01/31	15	13,420
6.50%, 03/15/41	10	10,712
Weyerhaeuser Co.
3.38%, 03/09/33	10	8,813
4.00%, 11/15/29	25	24,363
4.00%, 04/15/30	25	24,176
7.38%, 03/15/32	5	5,591
WP Carey Inc., 3.85%, 07/15/29	15	14,439
		1,900,448
Retail — 0.9%
AutoNation Inc.
3.85%, 03/01/32	10	9,040
4.75%, 06/01/30	5	4,914
AutoZone Inc.
3.75%, 04/18/29	5	4,848
4.00%, 04/15/30	20	19,393
4.50%, 02/01/28	5	5,013
4.75%, 02/01/33	10	9,725
5.20%, 08/01/33	10	10,011
Best Buy Co. Inc.
1.95%, 10/01/30	10	8,586
4.45%, 10/01/28	5	4,997
Costco Wholesale Corp.
1.38%, 06/20/27	30	28,439
1.60%, 04/20/30	30	26,494
1.75%, 04/20/32	15	12,656
3.00%, 05/18/27	10	9,810
Darden Restaurants Inc.
3.85%, 05/01/27	30	29,599
4.35%, 10/15/27	10	9,961
6.30%, 10/10/33	25	26,478
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	20	17,599
Dollar General Corp.
3.50%, 04/03/30	10	9,359
3.88%, 04/15/27	20	19,720
4.13%, 05/01/28	5	4,931
4.13%, 04/03/50	5	3,606
5.00%, 11/01/32(a)	5	4,919
5.45%, 07/05/33	25	25,082
Security	Par (000)	Value
Retail (continued)
Dollar Tree Inc., 4.20%, 05/15/28	$5	$4,919
Genuine Parts Co.
1.88%, 11/01/30	5	4,263
2.75%, 02/01/32	5	4,294
6.88%, 11/01/33	15	16,450
Home Depot Inc. (The)
2.50%, 04/15/27	10	9,705
2.70%, 04/15/30	20	18,494
2.75%, 09/15/51	20	11,871
2.80%, 09/14/27	15	14,562
2.88%, 04/15/27	10	9,768
3.13%, 12/15/49	20	13,077
3.30%, 04/15/40	15	11,718
3.35%, 04/15/50	5	3,418
3.63%, 04/15/52	15	10,610
3.90%, 06/15/47	20	15,348
4.20%, 04/01/43	35	29,115
4.25%, 04/01/46	35	28,558
5.88%, 12/16/36	65	68,708
Lowe's Companies Inc.
1.70%, 10/15/30	5	4,306
2.63%, 04/01/31	5	4,458
2.80%, 09/15/41	5	3,391
3.00%, 10/15/50	10	6,081
3.35%, 04/01/27	10	9,826
3.70%, 04/15/46	35	25,332
3.75%, 04/01/32	5	4,654
4.05%, 05/03/47	40	30,273
4.25%, 04/01/52	35	26,604
5.00%, 04/15/33	5	4,988
5.15%, 07/01/33	5	5,034
McDonald's Corp.
2.13%, 03/01/30	5	4,492
2.63%, 09/01/29	10	9,329
3.50%, 03/01/27	10	9,867
3.50%, 07/01/27	35	34,473
3.60%, 07/01/30	20	19,189
3.63%, 09/01/49	15	10,667
3.80%, 04/01/28	15	14,813
4.20%, 04/01/50	25	19,458
4.60%, 09/09/32	5	4,949
4.60%, 05/26/45	15	12,782
4.70%, 12/09/35	5	4,810
4.88%, 12/09/45	10	8,857
5.45%, 08/14/53	15	14,170
5.70%, 02/01/39	5	5,092
O'Reilly Automotive Inc.
3.60%, 09/01/27	10	9,815
4.20%, 04/01/30	15	14,724
4.35%, 06/01/28	10	9,979
4.70%, 06/15/32	15	14,692
5.75%, 11/20/26	5	5,086
Ross Stores Inc., 1.88%, 04/15/31	5	4,228
Starbucks Corp.
2.00%, 03/12/27	45	43,085
2.45%, 06/15/26	5	4,895
2.55%, 11/15/30	5	4,469
3.35%, 03/12/50	5	3,264
3.50%, 03/01/28	15	14,634
3.50%, 11/15/50	10	6,733
3.55%, 08/15/29	5	4,815

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.00%, 11/15/28	$15	$14,783
4.50%, 11/15/48	5	4,016
Target Corp.
1.95%, 01/15/27	20	19,325
2.35%, 02/15/30	15	13,723
2.65%, 09/15/30	5	4,569
2.95%, 01/15/52	15	9,239
3.38%, 04/15/29	10	9,678
3.63%, 04/15/46	5	3,654
4.00%, 07/01/42	20	16,441
4.80%, 01/15/53	5	4,337
TJX Companies Inc. (The)
1.15%, 05/15/28	5	4,591
2.25%, 09/15/26	25	24,393
3.88%, 04/15/30	20	19,603
Tractor Supply Co., 5.25%, 05/15/33	5	4,990
Walmart Inc.
2.50%, 09/22/41	20	13,808
3.05%, 07/08/26	15	14,823
3.63%, 12/15/47	15	11,340
4.05%, 06/29/48	20	16,242
4.15%, 09/09/32	5	4,893
4.50%, 09/09/52	10	8,577
5.25%, 09/01/35	35	36,421
6.50%, 08/15/37	35	39,734
7.55%, 02/15/30	5	5,716
		1,323,268
Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32	15	14,280
4.39%, 06/01/52	25	20,441
Analog Devices Inc.
2.10%, 10/01/31	25	21,570
2.80%, 10/01/41	5	3,559
2.95%, 10/01/51	15	9,411
Applied Materials Inc.
4.35%, 04/01/47	20	16,625
5.10%, 10/01/35	25	25,344
Broadcom Inc.
2.60%, 02/15/33(d)	15	12,665
3.14%, 11/15/35(d)	40	33,128
3.42%, 04/15/33(d)	30	26,752
3.47%, 04/15/34(d)	25	21,960
3.50%, 02/15/41(d)	45	34,853
4.00%, 04/15/29(d)	5	4,908
4.11%, 09/15/28	50	49,612
4.15%, 11/15/30	4	3,900
4.30%, 11/15/32	5	4,784
4.93%, 05/15/37(d)	30	28,613
5.00%, 04/15/30	5	5,077
Intel Corp.
2.00%, 08/12/31	5	4,214
2.80%, 08/12/41	25	16,243
3.05%, 08/12/51	20	11,470
3.15%, 05/11/27	15	14,586
3.25%, 11/15/49	25	15,275
3.73%, 12/08/47	30	20,332
3.75%, 03/25/27	35	34,493
4.10%, 05/19/46	20	14,489
4.10%, 05/11/47	20	14,397
4.15%, 08/05/32	10	9,295
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 03/25/40	$15	$12,724
4.75%, 03/25/50	30	23,556
4.80%, 10/01/41	20	16,742
4.88%, 02/10/28	5	5,040
4.90%, 07/29/45	20	16,467
KLA Corp.
4.10%, 03/15/29	25	24,814
4.95%, 07/15/52	20	17,756
5.25%, 07/15/62	25	22,609
Lam Research Corp.
2.88%, 06/15/50	20	12,562
4.00%, 03/15/29	25	24,657
Marvell Technology Inc.
2.95%, 04/15/31	10	8,939
5.75%, 02/15/29	5	5,166
Micron Technology Inc.
2.70%, 04/15/32	5	4,262
3.48%, 11/01/51	5	3,280
5.88%, 02/09/33	5	5,114
5.88%, 09/15/33	15	15,395
NVIDIA Corp.
2.00%, 06/15/31	15	13,147
2.85%, 04/01/30	20	18,808
3.20%, 09/16/26	65	64,267
3.70%, 04/01/60	15	10,752
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	15	10,334
3.25%, 05/11/41	5	3,560
Qualcomm Inc.
1.30%, 05/20/28	5	4,612
1.65%, 05/20/32	15	12,288
2.15%, 05/20/30	5	4,499
3.25%, 05/20/27	25	24,586
4.25%, 05/20/32	5	4,889
4.30%, 05/20/47	30	24,497
4.65%, 05/20/35	60	58,765
4.80%, 05/20/45	20	17,818
Skyworks Solutions Inc., 3.00%, 06/01/31	5	4,340
Texas Instruments Inc.
1.13%, 09/15/26	10	9,621
1.75%, 05/04/30	10	8,839
2.70%, 09/15/51	5	2,948
3.65%, 08/16/32	5	4,664
3.88%, 03/15/39	25	21,617
4.15%, 05/15/48	7	5,591
5.00%, 03/14/53	5	4,473
5.05%, 05/18/63	5	4,406
5.15%, 02/08/54	15	13,708
		1,064,388
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	25	24,336
Software — 0.8%
Adobe Inc., 2.15%, 02/01/27	50	48,411
Autodesk Inc.
2.85%, 01/15/30	20	18,551
3.50%, 06/15/27	10	9,822
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	20	18,497
Concentrix Corp.
6.60%, 08/02/28	10	10,493
6.85%, 08/02/33	5	5,119

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Electronic Arts Inc., 1.85%, 02/15/31	$10	$8,581
Fidelity National Information Services Inc.
3.10%, 03/01/41	30	21,436
5.10%, 07/15/32	5	5,014
Fiserv Inc.
2.25%, 06/01/27	5	4,785
2.65%, 06/01/30	5	4,522
3.20%, 07/01/26	5	4,928
3.50%, 07/01/29	45	42,906
4.20%, 10/01/28	5	4,947
4.40%, 07/01/49	35	27,474
Intuit Inc.
1.35%, 07/15/27	30	28,263
1.65%, 07/15/30	25	21,829
Microsoft Corp.
1.35%, 09/15/30	5	4,332
2.40%, 08/08/26	50	49,022
2.50%, 09/15/50	25	15,055
2.68%, 06/01/60	45	26,030
2.92%, 03/17/52	35	22,777
3.04%, 03/17/62	30	18,862
3.30%, 02/06/27	70	69,195
3.40%, 06/15/27	30	29,692
3.45%, 08/08/36	49	43,325
4.10%, 02/06/37	10	9,425
4.25%, 02/06/47	35	30,793
4.50%, 06/15/47	10	8,921
4.50%, 02/06/57	15	13,211
Oracle Corp.
2.88%, 03/25/31	30	27,055
3.60%, 04/01/40	45	35,116
3.60%, 04/01/50	45	30,510
3.65%, 03/25/41	25	19,164
3.85%, 04/01/60	40	26,594
3.95%, 03/25/51	35	25,069
4.00%, 11/15/47	30	22,305
4.10%, 03/25/61	20	13,932
4.13%, 05/15/45	35	26,953
4.50%, 07/08/44	65	53,512
6.13%, 07/08/39	25	25,635
6.25%, 11/09/32	30	32,012
6.90%, 11/09/52	35	37,740
Roper Technologies Inc.
2.00%, 06/30/30	5	4,396
3.80%, 12/15/26	5	4,955
Salesforce Inc.
1.95%, 07/15/31	5	4,329
2.70%, 07/15/41	25	17,477
2.90%, 07/15/51	30	18,606
ServiceNow Inc., 1.40%, 09/01/30	35	29,929
Take-Two Interactive Software Inc.
3.70%, 04/14/27	5	4,920
4.00%, 04/14/32	5	4,668
4.95%, 03/28/28	25	25,253
VMware LLC
1.40%, 08/15/26	10	9,628
1.80%, 08/15/28	15	13,734
2.20%, 08/15/31	20	17,065
3.90%, 08/21/27	15	14,797
Workday Inc., 3.50%, 04/01/27	30	29,492
		1,201,064
Security	Par (000)	Value
Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 03/30/40	$75	$76,240
6.38%, 03/01/35	20	21,413
AT&T Inc.
1.65%, 02/01/28	25	23,270
2.25%, 02/01/32	20	16,976
3.30%, 02/01/52	20	12,810
3.50%, 09/15/53	55	36,544
3.55%, 09/15/55	100	66,090
3.65%, 06/01/51	40	27,790
3.65%, 09/15/59	20	13,186
3.80%, 12/01/57	44	30,130
3.85%, 06/01/60	30	20,373
4.25%, 03/01/27	30	29,911
4.30%, 12/15/42	30	24,793
4.35%, 03/01/29	30	29,857
4.50%, 05/15/35	40	37,602
4.55%, 03/09/49	25	20,269
4.75%, 05/15/46	50	42,676
4.90%, 08/15/37	5	4,708
5.25%, 03/01/37	30	29,371
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	20	15,713
Series US-5, 2.15%, 02/15/32	5	4,150
British Telecommunications PLC, 9.63%, 12/15/30	25	30,463
Cisco Systems Inc.
5.05%, 02/26/34	45	45,347
5.30%, 02/26/54	25	23,625
5.50%, 01/15/40	30	30,388
5.90%, 02/15/39	15	15,764
Corning Inc.
4.70%, 03/15/37	25	23,567
5.45%, 11/15/79	20	17,306
Deutsche Telekom International Finance BV
8.75%, 06/15/30(e)	30	35,166
9.25%, 06/01/32	5	6,203
Juniper Networks Inc.
3.75%, 08/15/29	10	9,644
5.95%, 03/15/41	5	4,856
Motorola Solutions Inc.
2.30%, 11/15/30	10	8,785
2.75%, 05/24/31	10	8,857
4.60%, 02/23/28	5	5,007
4.60%, 05/23/29	5	4,992
5.50%, 09/01/44	5	4,740
5.60%, 06/01/32	5	5,139
Orange SA
5.50%, 02/06/44	15	14,379
9.00%, 03/01/31	20	24,158
Rogers Communications Inc.
3.20%, 03/15/27	30	29,334
3.80%, 03/15/32	20	18,311
4.30%, 02/15/48	10	7,808
4.35%, 05/01/49	10	7,805
4.50%, 03/15/42	10	8,332
5.00%, 02/15/29	25	25,180
5.00%, 03/15/44	20	17,379
7.50%, 08/15/38	20	22,650
Sprint Capital Corp.
6.88%, 11/15/28	30	32,096
8.75%, 03/15/32	25	29,950

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Telefonica Emisiones SA, 7.05%, 06/20/36	$55	$60,121
TELUS Corp.
2.80%, 02/16/27	15	14,558
3.40%, 05/13/32	15	13,380
3.70%, 09/15/27	15	14,710
4.60%, 11/16/48	5	3,981
T-Mobile USA Inc.
2.25%, 11/15/31	20	17,145
2.63%, 02/15/29	20	18,623
3.00%, 02/15/41	15	10,735
3.30%, 02/15/51	25	16,250
3.38%, 04/15/29	30	28,623
3.40%, 10/15/52	30	19,579
3.50%, 04/15/31	55	51,113
3.60%, 11/15/60	35	22,698
3.75%, 04/15/27	79	77,986
3.88%, 04/15/30	20	19,290
4.50%, 04/15/50	30	24,155
4.75%, 02/01/28	35	35,010
5.38%, 04/15/27	50	50,009
5.75%, 01/15/54	60	57,446
5.80%, 09/15/62	25	23,893
Verizon Communications Inc.
2.36%, 03/15/32	25	21,318
2.55%, 03/21/31	34	30,102
2.88%, 11/20/50	15	9,102
3.00%, 11/20/60	30	17,186
3.40%, 03/22/41	35	26,477
3.55%, 03/22/51	50	34,881
3.70%, 03/22/61	55	36,927
3.88%, 03/01/52	25	18,155
4.13%, 03/16/27	50	49,796
4.40%, 11/01/34	25	23,429
4.50%, 08/10/33	20	19,181
4.67%, 03/15/55	20	16,464
4.81%, 03/15/39	30	27,699
5.05%, 05/09/33	30	30,005
5.25%, 03/16/37	20	19,632
5.85%, 09/15/35	60	62,268
Vodafone Group PLC
4.25%, 09/17/50	25	18,844
5.13%, 06/19/59	20	16,820
5.25%, 05/30/48	5	4,489
6.15%, 02/27/37	24	25,322
6.25%, 11/30/32	5	5,355
		2,193,860
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	30	29,169
3.55%, 11/19/26	23	22,599
3.90%, 11/19/29	15	14,298
5.10%, 05/15/44	5	4,256
Mattel Inc., 5.45%, 11/01/41	5	4,339
		74,661
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	40	39,351
3.55%, 02/15/50	15	10,740
5.20%, 04/15/54	105	97,067
Security	Par (000)	Value
Transportation (continued)
Canadian National Railway Co.
3.20%, 08/02/46	$15	$10,403
3.85%, 08/05/32	15	14,015
6.20%, 06/01/36	5	5,352
6.25%, 08/01/34	5	5,399
6.38%, 11/15/37	5	5,433
6.90%, 07/15/28	5	5,373
Canadian Pacific Railway Co.
1.75%, 12/02/26	10	9,614
2.05%, 03/05/30	5	4,455
2.45%, 12/02/31	25	21,649
2.88%, 11/15/29	5	4,653
3.10%, 12/02/51	35	22,416
4.00%, 06/01/28	25	24,739
4.80%, 09/15/35	10	9,591
6.13%, 09/15/2115	15	14,635
CSX Corp.
2.40%, 02/15/30	10	9,135
2.50%, 05/15/51	15	8,419
2.60%, 11/01/26	45	43,869
3.25%, 06/01/27	5	4,898
3.80%, 11/01/46	10	7,557
4.10%, 11/15/32	20	19,048
4.30%, 03/01/48	15	12,131
4.50%, 11/15/52	5	4,111
4.50%, 08/01/54	5	4,069
4.65%, 03/01/68	10	7,952
4.75%, 11/15/48	5	4,313
5.50%, 04/15/41	5	4,886
6.15%, 05/01/37	10	10,597
FedEx Corp.
2.40%, 05/15/31(a)	5	4,392
3.10%, 08/05/29	10	9,411
4.25%, 05/15/30	20	19,577
4.75%, 11/15/45	30	24,114
4.95%, 10/17/48(a)	5	3,965
5.25%, 05/15/50(a)	10	8,582
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	19	16,045
Kirby Corp., 4.20%, 03/01/28	5	4,919
Norfolk Southern Corp.
2.55%, 11/01/29	5	4,592
2.90%, 06/15/26	50	49,219
3.00%, 03/15/32	10	8,937
3.05%, 05/15/50	20	12,713
3.16%, 05/15/55	52	32,201
3.80%, 08/01/28	15	14,756
4.45%, 03/01/33	5	4,810
4.55%, 06/01/53	20	16,365
5.35%, 08/01/54	5	4,677
Ryder System Inc.
1.75%, 09/01/26	10	9,651
2.85%, 03/01/27	5	4,844
2.90%, 12/01/26	15	14,595
5.25%, 06/01/28	5	5,096
5.65%, 03/01/28	5	5,136
Union Pacific Corp.
2.80%, 02/14/32	20	17,795
2.89%, 04/06/36	30	24,392
3.20%, 05/20/41	15	11,178
3.25%, 02/05/50	10	6,729

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.38%, 02/01/35	$5	$4,384
3.50%, 02/14/53	5	3,438
3.55%, 08/15/39	15	12,242
3.70%, 03/01/29	25	24,510
3.80%, 04/06/71	15	9,945
3.84%, 03/20/60	30	21,002
3.85%, 02/14/72	5	3,371
3.88%, 02/01/55	5	3,614
3.95%, 09/10/28	35	34,649
4.10%, 09/15/67	5	3,585
4.30%, 03/01/49	10	8,079
4.50%, 01/20/33	10	9,788
6.63%, 02/01/29	15	16,153
United Parcel Service Inc.
2.40%, 11/15/26	25	24,353
2.50%, 09/01/29	10	9,264
3.40%, 03/15/29	10	9,677
4.45%, 04/01/30	20	20,072
4.88%, 03/03/33	10	10,000
5.05%, 03/03/53	15	13,197
5.20%, 04/01/40	5	4,770
5.30%, 04/01/50(a)	15	13,770
6.20%, 01/15/38	15	15,993
Walmart Inc., 3.95%, 09/09/27	30	29,927
		1,090,344
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	5	4,186
3.10%, 06/01/51	5	3,006
3.25%, 09/15/26	5	4,903
3.50%, 06/01/32	20	17,954
4.55%, 11/07/28	5	4,975
6.05%, 03/15/34	20	20,789
		55,813
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26	10	9,608
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	35	30,394
2.95%, 09/01/27	25	24,246
3.45%, 06/01/29	10	9,603
3.75%, 09/01/47	10	7,391
4.30%, 09/01/45	15	12,303
6.59%, 10/15/37	15	16,430
Essential Utilities Inc.
3.35%, 04/15/50	25	15,920
3.57%, 05/01/29	15	14,377
United Utilities PLC, 6.88%, 08/15/28	20	21,326
		151,990
Total Corporate Bonds & Notes — 32.8% (Cost: $54,128,128)		50,785,262
Foreign Government Obligations
Canada — 0.3%
Canada Government International Bonds, 3.75%, 04/26/28	25	24,902
Export Development Canada, 4.13%, 02/13/29	25	25,095
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,142
Security	Par (000)	Value
Canada (continued)
Province of Alberta Canada
1.30%, 07/22/30	$25	$21,631
3.30%, 03/15/28	5	4,902
Province of British Columbia Canada
1.30%, 01/29/31	5	4,253
4.75%, 06/12/34	30	30,045
7.25%, 09/01/36	15	17,912
Province of Manitoba Canada
2.13%, 06/22/26	35	34,247
4.90%, 05/31/34	20	20,223
Province of Ontario Canada
1.13%, 10/07/30	5	4,264
1.60%, 02/25/31	10	8,651
2.30%, 06/15/26	20	19,613
4.20%, 01/18/29	100	100,312
5.05%, 04/24/34	25	25,632
Province of Quebec Canada
1.35%, 05/28/30	30	26,195
4.25%, 09/05/34	40	38,564
Province of Saskatchewan Canada, 4.65%, 01/28/30	10	10,196
		428,779
Chile — 0.1%
Chile Government International Bonds
3.10%, 01/22/61	25	14,655
4.95%, 01/05/36	200	193,689
		208,344
Indonesia — 0.2%
Indonesia Government International Bonds
2.15%, 07/28/31	15	12,879
3.35%, 03/12/71	10	6,144
4.10%, 04/24/28	10	9,951
4.45%, 04/15/70	15	11,656
4.65%, 09/20/32	200	196,079
		236,709
Israel — 0.3%
Israel Government International Bonds
4.50%, 01/17/33	200	186,999
5.38%, 03/12/29	200	202,490
		389,489
Italy — 0.1%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	200	186,168
Mexico — 0.4%
Mexico Government International Bonds
4.15%, 03/28/27	200	197,945
4.28%, 08/14/41	15	11,112
4.50%, 04/22/29	5	4,890
4.60%, 01/23/46	220	159,113
4.75%, 03/08/44	25	18,939
4.88%, 05/19/33	200	184,952
5.00%, 04/27/51	10	7,452
5.55%, 01/21/45	5	4,311
5.75%, 10/12/2110	5	3,798
6.75%, 09/27/34	5	5,197
7.50%, 04/08/33	5	5,467
11.50%, 05/15/26	5	5,402
		608,578

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama — 0.1%
Panama Government International Bonds
4.50%, 04/01/56	$160	$97,936
6.70%, 01/26/36	80	77,369
		175,305
Peru — 0.1%
Peru Government International Bonds
2.78%, 01/23/31	30	26,500
2.78%, 12/01/60	40	20,976
3.00%, 01/15/34	150	124,797
3.23%, 07/28/2121	5	2,627
3.55%, 03/10/51	5	3,363
4.13%, 08/25/27(a)	5	4,975
5.63%, 11/18/50	5	4,659
8.75%, 11/21/33	31	37,510
		225,407
Philippines — 0.3%
Philippines Government International Bonds
1.95%, 01/06/32	20	16,809
2.95%, 05/05/45	200	133,940
3.75%, 01/14/29	200	195,815
9.50%, 02/02/30	95	114,472
		461,036
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5	5,027
4.88%, 10/04/33	27	26,477
5.13%, 09/18/34	100	99,105
5.75%, 11/16/32	60	62,584
		193,193
South Korea — 0.1%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	203,170
Supranational — 1.3%
African Development Bank
0.88%, 07/22/26	5	4,822
3.50%, 09/18/29	50	49,026
4.00%, 03/18/30	100	99,950
4.38%, 11/03/27	6	6,061
4.63%, 01/04/27	5	5,047
Asian Development Bank
0.75%, 10/08/30	5	4,213
1.50%, 01/20/27	10	9,609
1.75%, 08/14/26	5	4,865
1.75%, 09/19/29	5	4,564
1.88%, 01/24/30	5	4,554
3.88%, 06/14/33	45	43,699
4.00%, 01/12/33	15	14,733
4.13%, 01/12/34	30	29,465
4.38%, 01/14/28	100	101,175
4.38%, 03/06/29	5	5,073
4.38%, 03/22/35	50	49,803
5.82%, 06/16/28	5	5,257
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	5	4,983
4.50%, 01/16/30	70	71,438
4.88%, 09/14/26	5	5,049
Corp. Andina de Fomento, 5.00%, 01/22/30	25	25,602
Council of Europe Development Bank
0.88%, 09/22/26	5	4,800
4.13%, 01/24/29	5	5,024
Security	Par (000)	Value
Supranational (continued)
4.50%, 01/15/30	$50	$50,995
European Bank for Reconstruction & Development
4.13%, 01/25/29	5	5,026
4.25%, 03/13/34	20	19,735
4.38%, 03/09/28	5	5,058
European Investment Bank
0.75%, 09/23/30	5	4,224
1.63%, 10/09/29	5	4,539
1.63%, 05/13/31	10	8,713
3.75%, 02/14/33	255	246,698
4.13%, 02/13/34	50	49,152
4.38%, 03/19/27	75	75,531
4.88%, 02/15/36	10	10,346
Inter-American Development Bank
1.13%, 07/20/28	53	48,652
1.13%, 01/13/31	35	29,830
2.25%, 06/18/29	5	4,679
3.50%, 04/12/33	55	52,071
4.13%, 02/15/29	5	5,028
4.38%, 01/24/44	30	27,416
Inter-American Investment Corp.
4.13%, 02/15/28	5	5,016
4.25%, 02/14/29	5	5,028
4.75%, 09/19/28	25	25,559
International Bank for Reconstruction & Development
0.88%, 07/15/26	15	14,478
0.88%, 05/14/30	60	51,622
1.25%, 02/10/31	25	21,416
1.63%, 11/03/31	75	64,246
1.88%, 10/27/26	49	47,560
2.50%, 11/22/27	5	4,835
2.50%, 03/29/32	40	35,932
3.13%, 06/15/27	50	49,205
3.63%, 05/05/28	75	74,428
3.63%, 09/21/29	5	4,932
3.88%, 02/14/30	20	19,895
3.88%, 08/28/34	50	47,995
4.00%, 07/25/30	5	4,992
4.00%, 01/10/31	20	19,913
4.00%, 05/06/32	50	49,325
4.13%, 03/20/30	75	75,389
4.50%, 04/10/31	30	30,617
4.63%, 01/15/32	60	61,423
4.75%, 11/14/33	20	20,537
International Finance Corp.
0.75%, 10/08/26	9	8,615
0.75%, 08/27/30(a)	10	8,459
4.38%, 01/15/27	5	5,029
4.50%, 07/13/28	5	5,085
		1,968,036
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	10	9,985
4.38%, 01/23/31	50	49,388
5.75%, 10/28/34	70	72,925
		132,298
Total Foreign Government Obligations — 3.5% (Cost: $5,662,488)		5,416,512

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
California — 0.2%
California State University RB, Class B,2.72%, 11/01/52	$40	$24,658
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	20	21,834
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	25	27,378
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 05/15/50	60	37,553
State of California GO, 2.50%, 10/01/29	50	46,549
State of California GO BAB, 7.30%, 10/01/39	70	79,534
University of California RB
Series AD, 4.86%, 05/15/2112	25	19,963
Series BD, 3.35%, 07/01/29	35	33,831
Series BG, 3.07%, 05/15/51	10	6,200
		297,500
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	44,059
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	20,865
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.47%, 01/01/49(a)	45	37,735
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, Class A,6.90%, 12/01/40	24	25,646
State of Illinois GO, 5.10%, 06/01/33	94	93,427
		156,808
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	24,973
New Jersey — 0.1%
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	50	55,784
New York — 0.1%
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	15	15,406
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	47,853
New York City Municipal Water Finance Authority RB BAB, 5.44%, 06/15/43(a)	50	47,483
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,129
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	20	16,148
Series 182, 5.31%, 08/01/46	50	46,758
		188,777
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	20	24,594
JobsOhio Beverage System RB, Series B, Class B,4.53%, 01/01/35	25	24,769
		49,363
Security	Par (000)	Value
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	$39	$40,229
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, Class B,4.05%, 07/01/26	25	24,816
Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	21,943
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	50	32,386
State of Texas GO BAB, 5.52%, 04/01/39	20	20,138
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	13	13,454
5.17%, 04/01/41	25	24,805
		112,726
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117	25	17,857
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36	25	22,806
Total Municipal Debt Obligations — 0.7% (Cost: $1,232,332)		1,056,563
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 1.9%
Federal Home Loan Banks
0.38%, 09/04/25	10	9,897
3.13%, 09/12/25	10	9,962
3.25%, 06/09/28	90	88,283
3.25%, 11/16/28	990	969,776
5.50%, 07/15/36	35	37,604
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	252,568
Federal National Mortgage Association
0.88%, 08/05/30	200	170,931
1.88%, 09/24/26	475	462,199
5.63%, 07/15/37	186	201,425
6.25%, 05/15/29	50	54,132
6.63%, 11/15/30	100	112,218
7.25%, 05/15/30	35	40,062
Tennessee Valley Authority
3.50%, 12/15/42	67	53,526
5.50%, 06/15/38	10	10,498
5.88%, 04/01/36	50	54,449
6.15%, 01/15/38	185	206,024
7.13%, 05/01/30	190	216,098
Series A, 2.88%, 02/01/27	100	98,118
		3,047,770
U.S. Government Obligations — 59.7%
U.S. Treasury Note/Bond
0.38%, 07/31/27	350	324,652
0.38%, 09/30/27	500	461,445
0.50%, 06/30/27	450	419,695
0.50%, 08/31/27	600	556,641
0.50%, 10/31/27	500	461,328
0.63%, 07/31/26	300	288,234
0.63%, 03/31/27	100	94,230
0.63%, 11/30/27	300	277,055
0.63%, 05/15/30	350	297,746
0.63%, 08/15/30	775	653,240

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.75%, 08/31/26	$300	$287,977
0.75%, 01/31/28	850	783,262
0.88%, 06/30/26	500	482,930
0.88%, 09/30/26	500	479,668
1.00%, 07/31/28	700	640,609
1.13%, 10/31/26	400	384,141
1.13%, 02/28/27	300	285,785
1.13%, 02/29/28	400	371,625
1.13%, 08/31/28	300	274,945
1.13%, 02/15/31	500	427,227
1.13%, 08/15/40	400	240,438
1.25%, 11/30/26	700	672,219
1.25%, 12/31/26	700	670,906
1.25%, 03/31/28	400	372,156
1.25%, 04/30/28	200	185,719
1.25%, 05/31/28	550	509,609
1.25%, 06/30/28	680	628,734
1.25%, 09/30/28	800	734,562
1.25%, 08/15/31	1,100	929,156
1.25%, 05/15/50	390	182,081
1.38%, 10/31/28	600	552,141
1.38%, 11/15/31	1,360	1,148,669
1.38%, 11/15/40	400	249,500
1.38%, 08/15/50	500	239,766
1.50%, 08/15/26	630	611,051
1.50%, 01/31/27	400	384,203
1.50%, 11/30/28	500	461,211
1.63%, 09/30/26	300	290,719
1.63%, 10/31/26	300	290,250
1.63%, 11/30/26	300	289,734
1.63%, 05/15/31	920	801,766
1.63%, 11/15/50	500	256,719
1.75%, 01/31/29	1,200	1,112,531
1.75%, 08/15/41	780	506,512
1.88%, 07/31/26	200	194,992
1.88%, 02/28/27	500	482,617
1.88%, 02/28/29	300	279,000
1.88%, 02/15/41	756	509,119
1.88%, 02/15/51	500	273,594
1.88%, 11/15/51	630	341,283
2.00%, 11/15/41	500	336,953
2.00%, 02/15/50	380	217,550
2.00%, 08/15/51	39	21,907
2.25%, 02/15/27	300	291,598
2.25%, 08/15/27	250	241,387
2.25%, 11/15/27	400	384,875
2.25%, 05/15/41	390	277,570
2.25%, 08/15/46	265	169,517
2.25%, 02/15/52	680	404,919
2.38%, 05/15/27	500	485,605
2.38%, 03/31/29	700	662,047
2.38%, 05/15/29	500	472,109
2.38%, 02/15/42	550	391,703
2.38%, 11/15/49	300	188,250
2.38%, 05/15/51	470	290,813
2.50%, 02/15/46	300	203,250
2.50%, 05/15/46	260	175,581
2.63%, 07/31/29	400	380,219
2.75%, 04/30/27	400	391,453
2.75%, 07/31/27	600	585,891
2.75%, 05/31/29	402	384,469
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 08/15/32	$700	$637,766
2.75%, 08/15/42	190	142,381
2.75%, 11/15/42	300	223,641
2.75%, 08/15/47	200	139,313
2.75%, 11/15/47	240	166,725
2.88%, 08/15/28	500	484,922
2.88%, 04/30/29	300	288,773
2.88%, 05/15/32	700	645,641
2.88%, 05/15/43	400	302,125
2.88%, 11/15/46	150	108,070
2.88%, 05/15/49	300	210,375
2.88%, 05/15/52	440	302,294
3.00%, 05/15/42	200	156,406
3.00%, 05/15/45	200	149,875
3.00%, 11/15/45	140	104,300
3.00%, 02/15/47	200	146,969
3.00%, 05/15/47	100	73,250
3.00%, 02/15/48	280	203,350
3.00%, 08/15/48	300	216,797
3.00%, 02/15/49	150	108,000
3.00%, 08/15/52	420	296,166
3.13%, 08/31/27	600	590,250
3.13%, 11/15/28	600	585,234
3.13%, 08/31/29	270	261,541
3.13%, 02/15/43	140	110,272
3.25%, 06/30/27	600	592,500
3.25%, 06/30/29	250	243,672
3.25%, 05/15/42	400	324,437
3.38%, 05/15/33	1,100	1,035,719
3.38%, 08/15/42	450	370,477
3.38%, 11/15/48	330	255,183
3.50%, 04/30/28	800	792,062
3.50%, 01/31/30	800	784,500
3.50%, 04/30/30	1,100	1,076,883
3.63%, 05/31/28	700	695,242
3.63%, 03/31/30	200	197,000
3.63%, 08/15/43	300	253,125
3.63%, 02/15/53	420	335,344
3.63%, 05/15/53	428	341,397
3.75%, 04/30/27	999	995,956
3.75%, 12/31/28	400	398,062
3.75%, 05/31/30	300	296,906
3.75%, 06/30/30	300	296,789
3.75%, 12/31/30	600	591,469
3.75%, 11/15/43	200	171,313
3.88%, 03/31/27	999	997,985
3.88%, 05/31/27	658	657,794
3.88%, 12/31/27	300	300,070
3.88%, 09/30/29	200	199,500
3.88%, 11/30/29	700	697,922
3.88%, 12/31/29	260	259,188
3.88%, 04/30/30	715	712,319
3.88%, 08/15/33	1,411	1,372,859
3.88%, 08/15/34	890	857,737
3.88%, 02/15/43	94	82,558
3.88%, 05/15/43	575	503,754
4.00%, 01/15/27	940	940,147
4.00%, 12/15/27	607	608,992
4.00%, 02/29/28	600	602,016
4.00%, 01/31/29	500	501,602
4.00%, 10/31/29	500	501,172

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 02/28/30	$900	$902,180
4.00%, 05/31/30	862	863,818
4.00%, 07/31/30	260	260,102
4.00%, 01/31/31	300	299,367
4.00%, 02/15/34	1,400	1,368,281
4.00%, 11/15/52	420	359,362
4.13%, 06/15/26(a)	1,350	1,349,578
4.13%, 02/28/27	247	247,714
4.13%, 09/30/27	600	603,328
4.13%, 07/31/28	1,001	1,008,507
4.13%, 03/31/29	500	503,828
4.13%, 11/30/29	1,026	1,034,016
4.13%, 08/31/30	273	274,600
4.13%, 03/31/31	400	401,281
4.13%, 11/30/31	350	349,918
4.13%, 02/29/32	645	644,093
4.13%, 11/15/32	240	238,988
4.13%, 08/15/44	100	89,891
4.13%, 08/15/53	470	410,956
4.25%, 11/30/26	590	592,051
4.25%, 01/15/28	117	118,079
4.25%, 02/28/29	400	404,750
4.25%, 01/31/30	730	739,239
4.25%, 02/28/31	700	707,055
4.25%, 06/30/31	300	302,602
4.25%, 11/15/34	1,350	1,337,344
4.25%, 02/15/54	700	625,187
4.25%, 08/15/54	599	535,731
4.38%, 08/15/26	1,000	1,003,359
4.38%, 07/15/27	700	706,672
4.38%, 08/31/28	966	980,415
4.38%, 11/30/28	800	812,375
4.38%, 12/31/29	780	793,894
4.38%, 11/30/30	290	294,962
4.38%, 01/31/32	49	49,651
4.38%, 05/15/34	1,073	1,076,353
4.38%, 08/15/43	148	138,449
4.50%, 07/15/26	1,182	1,186,940
4.50%, 05/15/27	700	707,547
4.50%, 05/31/29	500	510,664
4.50%, 12/31/31	874	892,163
4.50%, 11/15/33	850	862,883
4.50%, 02/15/44	157	148,905
4.50%, 11/15/54	724	676,035
4.63%, 06/30/26	800	804,000
4.63%, 10/15/26	900	906,926
4.63%, 09/30/28	600	613,828
4.63%, 04/30/29	520	533,244
4.63%, 09/30/30	200	205,844
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 04/30/31	$400	$411,562
4.63%, 05/31/31	500	514,336
4.63%, 02/15/35	864	880,605
4.63%, 05/15/44	196	188,742
4.63%, 11/15/44	300	288,234
4.63%, 05/15/54	750	713,320
4.63%, 02/15/55	337	321,519
4.75%, 11/15/43	400	392,250
4.75%, 02/15/45	605	590,820
4.75%, 11/15/53	490	475,453
4.75%, 05/15/55	360	350,831
4.88%, 10/31/28	600	618,703
6.50%, 11/15/26	100	103,695
		92,436,170
Total U.S. Government & Agency Obligations — 61.6% (Cost: $102,527,470)		95,483,940
Total Long-Term Investments — 98.6% (Cost: $163,550,418)		152,742,277
	Shares
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)(h)	2,692,748	2,692,748
Total Short-Term Securities — 1.8% (Cost: $2,692,748)		2,692,748
Total Investments — 100.4% (Cost: $166,243,166)		155,435,025
Liabilities in Excess of Other Assets — (0.4)%		(573,204)
Net Assets — 100.0%		$154,861,821

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Government/Credit Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,892,153	$800,595 (a)	$—	$—	$—	$2,692,748	2,692,748	$8,325 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$50,785,262	$—	$50,785,262
Foreign Government Obligations	—	5,416,512	—	5,416,512
Municipal Debt Obligations	—	1,056,563	—	1,056,563
U.S. Government & Agency Obligations	—	95,483,940	—	95,483,940
Short-Term Securities
Money Market Funds	2,692,748	—	—	2,692,748
	$2,692,748	$152,742,277	$—	$155,435,025

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate